UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	7/31/2014

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%
ASSET-BACKED SECURITIES — 21.4%
Collateralized Debt Obligations — 0.1%
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.564	%(a)	10/19/20	2,500	$2,466,105

Collateralized Loan Obligations — 11.8%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.681	%(a)	07/15/26	20,250	20,210,600
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.414	%(a)	04/20/25	6,050	5,976,729
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	700	674,814
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	2.223	%(a)	07/20/26	5,000	4,894,282
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	1,000	996,864
ALM Loan Funding CLO (Cayman Islands), Series 2014-11A, Class A2A, 144A	2.234	%(a)	10/17/26	750	735,525
ALM Loan Funding CLO (Cayman Islands), Series 2014-14A, Class A2, 144A	2.334	%(a)	07/28/26	9,250	9,240,620
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424	%(a)	07/13/25	8,600	8,496,337
Atrium IV, Series 2005-4A, Class A1A, 144A	0.481	%(a)	06/08/19	805	802,537
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.334	%(a)	04/20/25	7,520	7,405,489
Babson CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A2, 144A	1.984	%(a)	01/18/25	8,300	8,075,053
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.409	%(a)	05/20/25	9,800	9,679,495
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.632	%(a)	10/22/25	5,450	5,429,509
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.434	%(a)	07/15/24	11,200	11,067,971
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339%		07/15/24	10,000	9,632,226
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.714	%(a)	01/15/26	6,300	6,298,036
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.169	%(a)	08/01/21	7,535	7,492,216
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.383	%(a)	04/17/25	10,300	10,163,982
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25	6,200	5,873,343
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class A, 144A	1.624	%(a)	01/20/25	2,500	2,492,153
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class B1, 144A	2.484	%(a)	01/20/25	3,500	3,491,932
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	1.525	%(a)	02/14/25	9,700	9,630,769
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	1.583	%(a)	01/17/24	4,200	4,177,384
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701	%(a)	03/15/20	500	494,728
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(a)	10/15/26	23,800	23,800,000
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.374	%(a)	04/15/24	4,100	4,043,418

ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 144A	1.384	%(a)	04/25/25		2,400	2,367,601
ING Investment Management CLO Ltd., Series 2013-2A, Class A2B, 144A	3.070%		04/25/25		2,000	1,898,040
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.403	%(a)	07/15/26		2,750	2,709,508
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630	%(a)	09/06/22		26	25,770
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.459	%(a)	01/31/22	EUR	382	506,970
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700	%(a)	07/25/26		16,500	16,441,874
Magnetite VI CLO Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.731	%(a)	09/15/23		12,900	12,905,684
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696	%(a)	05/18/23		500	499,755
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478	%(a)	02/22/20		1,410	1,407,953
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.524	%(a)	08/13/25		9,900	9,821,991
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708	%(a)	11/22/23		1,700	1,699,779
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		2,800	2,713,230
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.284	%(a)	04/15/25		10,400	10,220,167
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.934	%(a)	10/20/23		550	552,285
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.684	%(a)	01/18/26		4,750	4,741,972
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.354	%(a)	07/15/25		12,500	12,311,050
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.653	%(a)	07/25/26		23,000	22,965,500

						285,065,141

Non-Residential Mortgage-Backed Securities — 1.3%
Chase Issuance Trust, Series 2007-C1, Class C1	0.612	%(a)	04/15/19		1,000	993,870
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625	%(a)	03/24/17		4,800	4,798,555
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A1, 144A	0.660	%(a)	03/23/21		1,577	1,574,192
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A2, 144A	0.880	%(a)	03/23/21		2,500	2,390,231
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A2, 144A	0.823	%(a)	06/23/17		414	413,509
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.123	%(a)	06/23/17		3,500	3,473,468
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.353	%(a)	07/17/25		8,000	7,855,341
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.154	%(a)	04/20/21		4,813	4,785,971
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.382	%(a)	07/22/25		4,200	4,141,274
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29		391	393,796
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876	%(a)	08/17/22		250	251,023

SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		571	572,763

						31,643,993

Residential Mortgage-Backed Securities — 8.2%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.355	%(a)	10/25/34	5,522	5,508,133
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	1.235	%(a)	10/25/34	2,701	2,655,282
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	0.610	%(a)	09/25/35	2,000	1,939,480
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.055	%(a)	09/25/33	697	652,281
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A1	0.515	%(a)	10/25/34	2,954	2,903,093
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.505	%(a)	02/25/33	2,613	2,470,873
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	0.485	%(a)	01/25/36	564	553,223
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.155	%(a)	11/25/32	1,092	1,056,165
Argent Securities, Inc., Series 2003-W5, Class M1	1.205	%(a)	10/25/33	88	86,115
Argent Securities, Inc., Series 2003-W7, Class A2	0.935	%(a)	03/25/34	1,535	1,487,521
Argent Securities, Inc., Series 2003-W7, Class M1	1.190	%(a)	03/25/34	1,972	1,928,623
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.205	%(a)	12/25/33	1,209	1,164,847
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.190	%(a)	01/25/34	1,564	1,502,948
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	3.623%		05/25/34	332	336,068
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	0.955	%(a)	05/25/34	587	547,752
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	0.855	%(a)	06/25/34	1,766	1,645,701
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.845	%(a)	04/25/34	4,803	4,763,206
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.835	%(a)	11/25/33	1,758	1,665,118
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B	1.115	%(a)	11/25/33	3,546	3,380,512
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.875	%(a)	09/25/34	1,692	1,639,748
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class M1	0.905	%(a)	03/25/35	7,134	6,849,491
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.175	%(a)	06/25/34	1,100	990,867
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.727	%(a)	12/25/34	3,000	2,828,277
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	0.815	%(a)	10/25/32	1,372	1,303,078
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	0.745	%(a)	06/25/43	223	220,187
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	1.247	%(a)	01/25/34	2,418	2,316,768
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.010	%(a)	07/25/34	5,039	4,790,725
Chase Funding Trust, Series 2002-3, Class 2A1	0.795	%(a)	08/25/32	238	217,033
Chase Funding Trust, Series 2003-4, Class 1A5	5.416%		05/25/33	1,391	1,452,882
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	0.785	%(a)	02/25/35	317	303,808

Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(a)	11/25/34	571	589,197
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.205	%(a)	07/25/33	496	468,541
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.905	%(a)	03/25/34	357	340,531
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	0.695	%(a)	12/25/34	2,463	2,331,755
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.205	%(a)	11/25/34	1,431	1,339,043
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379%		12/25/32	248	240,776
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.175	%(a)	11/25/33	245	233,032
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,966,327
Encore Credit Receivables Trust, Series 2005-2, Class M2	0.845	%(a)	11/25/35	3,075	3,000,926
EquiFirst Mortgage Loan Trust, Series 2005-1, Class M2	0.605	%(a)	04/25/35	1,531	1,423,551
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	1.205	%(a)	09/25/33	274	259,012
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.980	%(a)	08/25/34	8,574	7,887,287
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	0.915	%(a)	08/25/34	2,002	1,827,298
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.875	%(a)	04/25/35	6,500	6,253,234
Fremont Home Loan Trust, Series 2004-4, Class M1	0.950	%(a)	03/25/35	2,512	2,340,292
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	0.755	%(a)	08/25/33	1,257	1,157,130
GSAMP Trust, Series 2004-AR1, Class A2B	1.355	%(a)	06/25/34	1,422	1,386,691
GSAMP Trust, Series 2004-FM2, Class M1	0.905	%(a)	01/25/34	2,770	2,641,283
GSAMP Trust, Series 2004-NC2, Class A1B	1.055	%(a)	10/25/34	1,787	1,656,077
Home Equity Asset Trust, Series 2003-6, Class M1	1.205	%(a)	02/25/34	1,808	1,707,341
Home Equity Asset Trust, Series 2004-3, Class M1	1.010	%(a)	08/25/34	1,959	1,849,600
Home Equity Asset Trust, Series 2004-7, Class A2	0.995	%(a)	01/25/35	1,050	992,845
HSBC Home Equity Loan Trust, Series 2006-1, Class A1	0.316	%(a)	01/20/36	265	263,046
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.436	%(a)	01/20/36	993	987,568
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	0.336	%(a)	03/20/36	361	358,018
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	1.656	%(a)	11/20/36	1,020	1,022,206
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	0.585	%(a)	12/25/35	916	851,638
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	0.775	%(a)	08/25/33	687	636,283
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	0.595	%(a)	06/25/34	985	921,340
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	2.930	%(a)	12/25/32	3,917	3,810,669
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	2.627	%(a)	08/25/33	1,750	1,709,998
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.875	%(a)	12/25/34	8,247	7,446,403
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.175	%(a)	10/25/33	6,433	5,999,955
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.355	%(a)	06/25/33	929	897,286
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.205	%(a)	09/25/33	1,023	968,300
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.175	%(a)	10/25/33	1,487	1,400,089
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.010	%(a)	03/25/34	1,004	935,241

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.055	%(a)	05/25/34	3,763	3,537,877
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.100	%(a)	06/25/34	1,436	1,346,920
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	0.950	%(a)	03/25/34	3,664	3,476,859
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.055	%(a)	05/25/34	452	411,461
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.055	%(a)	07/25/34	2,794	2,636,428
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.025	%(a)	11/25/34	1,941	1,740,973
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.085	%(a)	06/25/34	224	209,674
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.485	%(a)	12/25/35	392	368,951
New Century Home Equity Loan Trust, Series 2005-3, Class M2	0.645	%(a)	07/25/35	1,500	1,429,615
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-3, Class A1	0.735	%(a)	06/25/33	2,363	2,223,635
Option One Mortgage Loan Trust, Series 2003-4, Class A2	0.795	%(a)	07/25/33	1,001	933,171
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.055	%(a)	01/25/34	2,467	2,307,714
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.955	%(a)	02/25/35	828	811,248
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.625	%(a)	08/25/35	2,000	1,905,594
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1	0.605	%(a)	09/25/35	2,500	2,481,857
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	0.715	%(a)	01/25/36	1,500	1,437,423
RAMP Trust, Series 2005-EFC2, Class M3	0.645	%(a)	07/25/35	3,509	3,373,100
RAMP Trust, Series 2005-EFC3, Class M3	0.645	%(a)	08/25/35	1,722	1,640,894
RASC Trust, Series 2005-KS3, Class M4	0.860	%(a)	04/25/35	2,000	1,922,532
RASC Trust, Series 2005-KS8, Class M1	0.565	%(a)	08/25/35	176	175,188
RASC Trust, Series 2005-KS11, Class M1	0.555	%(a)	12/25/35	800	722,026
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.615	%(a)	11/25/35	1,600	1,568,550
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.935	%(a)	02/25/34	2,035	1,885,575
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.920	%(a)	02/25/34	6,576	6,178,523
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.055	%(a)	11/25/34	2,629	2,438,583
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.085	%(a)	07/25/35	2,500	2,364,437
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	1.135	%(a)	10/25/35	1,690	1,630,493
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.155	%(a)	10/25/33	2,724	2,574,307
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.955	%(a)	02/25/34	4,521	4,271,375
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.155	%(a)	09/25/34	2,123	2,094,064
Structured Asset Investment Loan Trust, Series 2004-9, Class A7	1.155	%(a)	10/25/34	6,136	6,068,479
Structured Asset Investment Loan Trust, Series 2005-4, Class M2	0.815	%(a)	05/25/35	4,000	3,854,728
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.555	%(a)	11/25/35	250	240,076

WMC Mortgage Loan Trust, Series 1999-A, Class M2	2.402	%(a)	10/15/29		402	362,259

						199,884,203

TOTAL ASSET-BACKED SECURITIES (cost $517,947,450)						519,059,442

BANK LOANS(a) — 4.5%
Aerospace & Defense
Wesco Aircraft Hardware Corp.	2.660%		12/07/17		899	896,114

Airlines — 0.1%
United Airlines	3.500%		04/01/19		1,308	1,302,877

Automotive — 0.1%
Allison Transmission, Inc.	2.910%		08/07/17		322	323,093
Chrysler Group LLC	3.250%		12/31/18		2,493	2,480,735
Chrysler Group LLC	3.500%		05/24/17		81	80,882
Schaeffler AG (Germany)	3.750%		05/15/20		100	100,028

						2,984,738

Brokerage — 0.1%
LPL Holdings, Inc.	3.250%		03/29/19		1,485	1,480,507

Cable — 0.2%
CSC Holdings LLC	2.734%		04/17/20		2,670	2,618,100
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20		1,500	1,485,234

						4,103,334

Capital Goods — 0.4%
ADS Waste Holdings, Inc.	3.750%		10/09/19		1,485	1,476,174
Allflex Holdings III, Inc. (original cost $992,500; purchased 06/07/13)(b)(c)	4.250%		07/17/20		993	990,515
OGF SA, Private Placement (original cost $3,923,537; purchased 09/04/13)(b)(c)	4.091%		10/30/20	EUR	3,000	4,030,770
RAC PLC (original cost $505,875; purchased 03/06/14)(b)(c)	5.304%		10/29/19	GBP	300	506,333
RBS Global, Inc./Rexnord LLC	4.000%		08/21/20		3,474	3,464,583

						10,468,375

Chemicals — 0.2%
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	1,700	2,290,038
MacDermid, Inc.	4.000%		06/08/20		990	988,762
OXEA Finance & Cy SCA (Luxembourg)	4.500%		01/15/20	EUR	1,323	1,767,872

						5,046,672

Consumer — 0.2%
Pilot Travel Centers LLC	3.750%		03/30/18		245	245,098
Seaworld Parks & Entertainment, Inc.	3.000%		05/14/20		2,350	2,312,061
Spectrum Brands, Inc.	3.000%		09/04/17		2,271	2,270,717

						4,827,876

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%		05/04/20		520	508,949
Calpine Corp.	4.000%		10/09/19		491	491,312
NRG Energy, Inc.	2.750%		07/01/18		1,721	1,702,100

						2,702,361

Energy - Other — 0.1%
Seadrill Operating LP	4.000%		02/19/21		3,391	3,349,614

Food & Beverage — 0.3%
Darling International, Inc.	3.250%		01/06/21		1,496	1,493,444

Dunkin Brands, Inc.	3.250%	02/08/21		1,231	1,209,521
H.J. Heinz Co.	3.250%	06/07/19		1,980	1,976,850
Pinnacle Foods Finance LLC	3.250%	04/29/20		1,656	1,641,282

					6,321,097

Gaming — 0.1%
Boyd Gaming Corp.	4.000%	08/14/20		823	822,458
CCM Merger, Inc. (original cost $372,187; purchased 07/30/14)(b)(c)	4.500%	08/31/21		375	372,188
CCM Merger, Inc. (original cost $363,788; purchased 11/29/12)(b)(c)	5.000%	03/01/17		363	362,879
MGM Resorts International	2.981%	12/20/17		1,478	1,477,943

					3,035,468

Healthcare & Pharmaceutical — 0.8%
Alere, Inc.	3.155%	06/30/16		44	44,080
Biomet, Inc.	3.737%	07/25/17		2,000	1,997,188
Catalent Pharma Solutions, Inc.	4.500%	05/20/21		572	573,519
Community Health Systems, Inc.	2.981%	01/25/19		4,917	4,890,854
Community Health Systems, Inc.	3.478%	01/25/17		136	135,730
Community Health Systems, Inc.	4.250%	01/27/21		362	362,472
DaVita Healthcare Partners, Inc.	3.500%	06/30/21		3,950	3,940,832
Grifols SA	3.234%	02/26/21		2,743	2,728,982
Hologic, Inc.	2.155%	08/01/17		225	224,367
Mallinckrodt International Finance	— (k)	03/19/21		3,050	3,032,209
Quintiles Transnational Corp.	3.750%	06/08/18		982	979,781
RPI Financial TR	3.250%	05/09/18		383	383,330
Universal Health Services, Inc.	1.687%	08/15/16		478	477,826

					19,771,170

Lodging — 0.2%
Hilton Worldwide Finance LLC	3.500%	10/26/20		5,502	5,472,852

Media & Entertainment — 0.2%
CBS Outdoor Americas CAP Co.	3.000%	02/01/21		3,600	3,577,500
Entravision Communications Corp.	3.500%	05/29/20		966	952,150
Nielsen Finance LLC	3.153%	04/15/21		337	337,388

					4,867,038

Non-Captive Finance — 0.3%
RBS WorldPay, Inc. (United Kingdom)	4.500%	11/29/19		3,474	3,482,434
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/29/19	GBP	1,500	2,545,120

					6,027,554

Pipelines & Other — 0.1%
Ruby Western Pipeline Holdings LLC	3.500%	03/27/20		1,989	1,983,016

Retailers
Alliance Boots Ltd. (United Kingdom)	3.980%	07/09/17	GBP	325	548,699

Technology — 0.8%
Avago Technologies Finance Pte Ltd. (Indonesia)	3.750%	05/06/21		6,000	5,985,900
CDW Corp.	3.250%	04/29/20		1,234	1,218,606
First Data Corp.	3.734%	03/26/18		141	140,763
First Data Corp.	3.734%	09/24/18		225	225,000
Freescale Semiconductor, Inc.	4.250%	02/28/20		99	98,136
Interactive Data Corp.	4.750%	05/03/21		2,927	2,936,489
NXP BV (Netherlands)	3.250%	01/10/20		422	418,254
Syniverse Holdings, Inc.	4.000%	04/23/19		970	966,189

TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21	2,791	2,781,780
Vantiv LLC	2.152%		06/13/19	1,000	984,167
Vantiv LLC	3.750%		06/11/21	4,300	4,310,750

					20,066,034

Telecommunications — 0.2%
Level 3 Finance, Inc.	4.000%		01/15/20	1,000	996,875
SBA Senior Finance II, LLC	3.250%		03/24/21	2,750	2,719,555

					3,716,430

TOTAL BANK LOANS (cost $108,608,510)					108,971,826

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889	%(a)	07/10/44	685	734,169
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	36	36,438
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	2,988	3,171,825
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	5.449%		01/15/49	24	24,327
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49	2,000	2,145,566
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AAB	5.422%		01/15/49	18	17,562
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.561	%(a)	04/10/49	2,020	2,189,373
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.585	%(a)	04/10/49	200	204,116
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4	5.612	%(a)	04/10/49	5,000	5,455,705
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	2,089	2,299,402
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	2	1,817
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AM	4.913	%(a)	07/10/43	50	51,623
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%		06/11/50	132	133,237
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	20	20,850
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	160	162,312
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49	6,325	6,838,647
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.710	%(a)	12/10/49	1,210	1,337,960
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.137	%(a)	12/10/49	4,000	4,444,632
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	2,700	2,617,526
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	6,230	6,322,983
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	6,982	7,467,847
COMM Mortgage Trust, Series 2012-CR1, Class A3	3.391%		05/15/45	15	15,400
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.211	%(a)	05/15/45	14,999	1,669,595
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	953,403
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	265	260,364

COMM Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45	7,200	7,624,915
COMM Mortgage Trust, Series 2013-CR10, Class A3	3.923%		08/10/46	3,500	3,676,673
COMM Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	10,200	10,507,061
COMM Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	10,000	10,295,360
COMM Mortgage Trust, Series 2014-KYO, Class XCP, IO, 144A	0.968	%(a)	06/11/27	71,488	947,031
COMM Mortgage Trust, Series 2014-UBS2, Class XB, IO, 144A	0.208	%(a)	03/10/47	171,811	2,246,944
COMM Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	8,600	8,700,113
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	7,100	7,177,934
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.012	%(a)	12/10/49	1,278	1,429,422
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799	%(a)	08/10/42	1,406	1,415,089
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859	%(a)	08/10/42	1,200	1,216,520
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(a)	04/10/37	6,927	7,154,372
Commercial Mortgage Trust, Series 2005-GG5, Class AAB	5.190	%(a)	04/10/37	30	29,815
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	210	213,602
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.463	%(a)	02/15/39	1,014	1,075,325
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.789	%(a)	06/15/38	824	880,773
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	5.311%		12/15/39	2,600	2,795,291
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	3,337	3,398,498
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230	%(a)	12/15/40	100	104,743
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.196	%(a)	12/25/19	49,049	3,623,469
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.191	%(a)	04/25/20	5,305	268,371
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.659	%(a)	06/25/20	23,006	1,697,499
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.369	%(a)	10/25/20	23,215	361,046
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.449	%(a)	01/25/22	16,708	1,403,535
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.469	%(a)	05/25/22	21,615	1,955,619
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.509	%(a)	06/25/22	4,455	419,175
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.902	%(a)	10/25/22	97,560	5,753,101
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.801	%(a)	10/25/23	41,031	2,404,562
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.739	%(a)	08/25/16	371	8,823
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.780	%(a)	05/25/19	494	35,669
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.709	%(a)	07/25/19	3,972	280,412
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.312	%(a)	11/10/45	4,000	4,144,376
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	66	68,216
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	4.754%		05/10/43	425	436,825
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.500	%(a)	02/10/46	103,126	4,051,305

GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.337	%(a)	04/10/47	28,307	925,313
GS Mortgage Securities Trust, Series 2006-GG8, Class A3	5.542%		11/10/39	64	63,588
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,000	3,871,688
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.545	%(a)	06/10/46	37,400	1,604,310
GS Mortgage Securities Trust, Series 2013-GC14, Class A4	3.955%		08/10/46	6,700	7,043,563
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	4,413	4,532,098
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	7,100	7,140,726
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.475%		08/15/47	45,056	1,406,874
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,000	998,940
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,627,235
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	200	201,882
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.244	%(a)	01/12/43	24	24,503
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(a)	07/15/42	450	463,382
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,746	1,793,904
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996	%(a)	08/15/42	180	186,443
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.995	%(a)	08/15/42	500	516,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	750	780,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.266	%(a)	12/15/44	628	631,687
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class ASB	5.490	%(a)	04/15/43	47	47,946
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4	5.794	%(a)	02/12/51	60	66,038
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.790	%(a)	06/15/49	105	105,577
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.805	%(a)	06/15/49	218	221,981
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.805	%(a)	06/15/49	1,109	1,210,834
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.950	%(a)	02/15/51	451	450,335
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882	%(a)	02/15/51	4,000	4,389,552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2, 144A	3.673%		02/15/46	356	370,835
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	2,000	2,011,402
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	53	55,424
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	4,630	4,814,149
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class XCP, IO, 144A	1.028	%(a)	04/15/28	36,923	90,609
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	5,000	4,964,710

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	6,350	6,083,795
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.586	%(a)	04/15/46	34,956	1,499,728
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class XCP, IO, 144A	0.942	%(a)	12/15/15	628,621	1,015,286
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	70	73,620
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	141	144,849
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM	5.308	%(a)	01/12/44	102	107,593
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.673	%(a)	05/12/39	30	32,095
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.839	%(a)	06/12/50	605	605,463
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.517	%(a)	02/12/39	5,160	5,474,053
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.879	%(a)	06/12/46	100	108,259
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A4	5.414	%(a)	07/12/46	4,240	4,549,256
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	16	15,971
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2FL	0.272	%(a)	12/12/49	7	7,029
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	9,779	10,496,349
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.743	%(a)	06/12/50	5,053	5,537,315
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.236	%(a)	08/15/45	65,968	1,283,935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	3,000	2,877,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	6,900	6,722,642
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497	%(a)	12/15/48	68,276	2,351,425
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,400	5,229,565
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.967	%(a)	07/15/46	10,000	10,587,810
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	8,400	8,865,553
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.264	%(a)	09/15/42	1,000	1,042,861
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773	%(a)	07/12/44	200	216,408
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447	%(a)	02/12/44	4,100	4,450,144
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	35	35,039
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FX	5.592	%(a)	04/12/49	30	30,899
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3	5.592	%(a)	04/12/49	2,380	2,446,064
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A	5.312%		03/15/44	241	261,833
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	189	194,480
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	2,800	2,759,798

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,500	1,462,495
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	6,400	6,271,027
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	2,900	2,849,369
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.406	%(a)	04/10/46	140,883	4,427,389
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3	3.595%		01/10/45	1,135	1,179,329
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class AJ	4.896	%(a)	10/15/41	1,800	1,819,755
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class AJ	5.224	%(a)	03/15/42	1,368	1,399,204
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AM	5.239	%(a)	10/15/44	321	336,881
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.280	%(a)	12/15/44	3,975	4,151,625
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	3,000	3,167,283
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.720	%(a)	05/15/43	4,000	4,287,156
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	7,803	8,273,318
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	4,687	5,060,805
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	2,500	2,690,087
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	3,415	3,748,727
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.745	%(a)	06/15/49	2,622	2,868,440
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.941	%(a)	02/15/51	250	271,429
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	5,796	6,344,493
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	5,000	5,267,685
Wells Fargo Commercial Mortgage Trust, Series 2014-LC6, Class A4	3.548%		08/15/50	9,000	9,119,952

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $364,508,615)					359,093,771

CORPORATE BONDS — 43.4%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	100	108,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	2,200	2,403,500
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%		01/15/23	490	468,968
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16	500	533,986

					3,514,829

Airlines — 0.4%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates	4.000%		07/15/25	3,406	3,474,036
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	1,028	1,148,961
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24	121	123,884
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	937	1,106,069

Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	94	103,214
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300%		08/15/25	2,450	2,523,500

					8,479,664

Automotive — 1.4%
Chrysler Group LLC/CG Co-Issuer Inc., Sec’d. Notes	8.000%		06/15/19	1,500	1,597,500
Chrysler Group LLC/CG Co-Issuer Inc., Sec’d. Notes	8.250%		06/15/21	2,800	3,080,000
Daimler Finance North America LLC, Gtd. Notes, 144A	2.375%		08/01/18	625	634,987
Daimler Finance North America LLC, Gtd. Notes, 144A	2.950%		01/11/17	750	777,027
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	750	768,750
Dana Holding Corp., Sr. Unsec’d. Notes	6.500%		02/15/19	1,713	1,775,096
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	3,000	3,172,500
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,670	1,678,529
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	650	659,891
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17	410	425,542
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	200	210,303
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	6,470	6,903,341
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,000	2,087,500
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	2,230	2,525,475
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	1,575	1,592,719
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	575	574,281
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	575	565,656
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	25	25,766
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250%		03/01/21	3,090	3,315,728
Lear Corp., Gtd. Notes	8.125%		03/15/20	976	1,044,320
Tenedora Nemak SA de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%		02/28/23	1,000	1,035,000

					34,449,911

Banking — 9.3%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	3,099	2,991,530
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	165	194,085
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23	263	260,370
Bank of America Corp., Jr. Sub. Notes	5.125	%(a)	12/31/49	2,175	2,135,274
Bank of America Corp., Jr. Sub. Notes	8.000	%(a)	12/29/49	3,190	3,509,351
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	1,000	1,106,936
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	3,450	3,539,624
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	160	174,616
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,945	3,387,204
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	450	519,991
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	500	561,939
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	490	599,731
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	9,525	9,307,716
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	2,200	2,230,567
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	280	294,146
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	385	455,629
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	3.750%		03/10/24	3,225	3,331,115
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	4,225	4,229,618
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.600%		08/15/17	25	25,119
BPCE SA (France), Gtd. Notes, MTN	2.500%		07/15/19	5,950	5,922,451
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	5,425	5,420,242
Branch Banking & Trust Co., Sub. Notes	0.550	%(a)	09/13/16	1,500	1,496,037
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	5,775	5,710,736
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	2,065	2,021,313

Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	4,125	4,129,488
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	300	330,590
Capital One Financial Corp., Sub. Notes	6.150%	09/01/16	110	121,090
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%	03/01/23	7,400	7,312,406
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%	10/25/23	2,350	2,388,032
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	1,525	1,642,137
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%	05/15/18	330	377,383
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	1,455	2,173,310
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	350	442,790
Citigroup, Inc., Sub. Notes	3.500%	05/15/23	2,500	2,412,437
Citigroup, Inc., Sub. Notes(d)	4.050%	07/30/22	550	560,303
Citigroup, Inc., Sub. Notes	4.875%	05/07/15	250	257,846
Citigroup, Inc., Sub. Notes	5.000%	09/15/14	100	100,506
Citigroup, Inc., Sub. Notes	6.675%	09/13/43	1,000	1,238,859
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%	05/30/24	3,275	3,237,383
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,200	1,200,136
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	5,500	5,736,450
Discover Bank, Sub. Notes	7.000%	04/15/20	800	956,297
Fifth Third Bancorp, Sub. Notes	4.300%	01/16/24	4,975	5,175,025
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%	02/28/18	2,275	2,252,557
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%	04/25/19	1,075	1,081,988
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	01/22/23	6,000	5,960,580
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	01/15/15	100	102,031
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	1,840	2,052,757
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	4,590	5,268,145
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	345	416,481
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	1,875	1,891,909
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	2,105	2,097,618
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	06/15/20	4,450	5,151,685
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%	01/15/17	130	142,283
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.500%	06/28/15	120	123,345
HSBC Holding PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	1,600	1,695,589
HSBC Holding PLC (United Kingdom), Sub. Notes	6.500%	05/02/36	610	751,824
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%	08/02/18	2,350	2,380,049
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%	09/25/15	300	304,078
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%	01/15/16	475	487,306
JPMorgan Chase & Co., Jr. Sub. Notes(d)	5.150%(a)	12/31/49	3,725	3,522,360
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%(a)	04/29/49	130	143,163
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%	07/05/16	15	15,614
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.200%	01/25/23	9,500	9,339,754
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	2,115	2,103,568
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	720	780,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%	01/06/42	600	682,285
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%	01/15/18	130	147,425
JPMorgan Chase & Co., Sub. Notes(d)	3.375%	05/01/23	1,925	1,870,713
KeyBank NA, Sr. Unsec’d. Notes	1.650%	02/01/18	700	697,250
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%	01/21/21	4,570	5,485,773
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%	01/13/20	100	115,493
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	2.300%	11/27/18	1,100	1,108,710
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%	03/21/18	675	673,701
Morgan Stanley, Jr. Sub. Notes	5.450%(a)	12/31/49	1,925	1,927,406
Morgan Stanley, Sr. Unsec’d. Notes	3.750%	02/25/23	7,150	7,209,338
Morgan Stanley, Sr. Unsec’d. Notes	6.375%	07/24/42	700	881,161
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	2,880	2,888,533

Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	1,900	2,161,829
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	680	773,794
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%	10/18/16	365	400,501
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%	08/28/17	1,930	2,184,617
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%	04/01/18	100	115,661
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	815	817,589
Morgan Stanley, Sub. Notes, MTN	4.875%	11/01/22	930	990,211
Morgan Stanley, Sub. Notes, MTN	5.000%	11/24/25	2,075	2,208,410
National Savings Bank, Sr. Unsec’d. Notes, RegS	8.875%	09/18/18	2,000	2,280,000
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.625%	05/15/18	4,125	4,094,743
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%	03/20/17	200	209,116
Northern Trust Corp., Sub. Notes	3.950%	10/30/25	4,375	4,539,491
People’s United Bank, Sub. Notes	4.000%	07/15/24	1,125	1,119,820
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	325	326,787
PNC Bank NA, Sub. Notes	2.950%	01/30/23	900	876,455
PNC Bank NA, Sub. Notes	3.800%	07/25/23	2,425	2,494,011
PNC Bank NA, Sub. Notes	4.200%	11/01/25	2,125	2,234,038
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%(e)	11/09/22	125	121,384
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%	04/29/24	1,910	1,930,490
PNC Funding Corp., Bank Gtd. Notes	2.700%	09/19/16	50	51,775
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.875%	03/16/15	100	102,576
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%	01/11/21	350	410,510
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%	09/18/15	50	50,946
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	75	76,881
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%	04/19/16	870	921,996
State Street Corp., Sr. Unsec’d. Notes	3.700%	11/20/23	3,850	3,970,355
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%	01/10/19	1,925	1,946,289
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%	01/18/23	800	780,910
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN	2.250%	07/11/19	2,175	2,164,249
SunTrust Bank, Sr. Unsec’d. Notes	2.750%	05/01/23	1,225	1,173,635
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%	11/01/18	2,000	2,016,370
US Bancorp, Jr. Sub. Notes	3.442%	02/01/16	130	134,841
US Bancorp, Sub. Notes, MTN	2.950%	07/15/22	25	24,468
Wells Fargo & Co., Sr. Unsec’d. Notes	0.435%(a)	10/28/15	200	200,275
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	3,700	3,737,703
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%	03/08/22	930	959,043
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%	04/01/21	250	276,408
Wells Fargo & Co., Sub. Notes, MTN(d)	4.125%	08/15/23	2,900	3,000,363
Wells Fargo & Co., Sub. Notes(d)	5.606%	01/15/44	1,460	1,656,504

				224,506,268

Brokerage
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	175	197,223
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	540	547,844

				745,067

Building Materials & Construction — 1.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,090,000; purchased 12/06/13)(b)(c)	6.750%	05/01/21	1,000	1,066,250
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $2,360,680; purchased 09/28/12-05/09/13)(b)(c)	6.875%	08/15/18	2,176	2,252,160

Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20		4,410	4,773,825
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.250%	05/12/20		625	676,562
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%	04/30/19		1,770	1,982,400
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		2,300	2,576,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19		2,000	2,087,500
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%	08/15/21	EUR	500	734,802
HD Supply, Inc., Sr. Sec’d. Notes	8.125%	04/15/19		2,228	2,406,240
KB Home, Gtd. Notes	7.500%	09/15/22		675	737,437
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		209	209,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%	06/27/29		625	606,063
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(d)	7.125%	06/26/42		220	233,750
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		125	127,577
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18		3,178	3,646,755
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 144A	5.250%	04/15/21		3,500	3,447,500
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		3,600	3,861,000

					31,424,821

Cable — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24		2,000	1,990,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%	10/30/17		3,000	3,127,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18		2,040	2,315,400
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		35	41,125
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		130	135,310
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18		1,500	1,522,500
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14		200	201,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23		2,000	1,920,000
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18		5,029	5,330,740
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20		2,057	2,190,705
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	160	229,673
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125%	01/21/23	EUR	620	880,021
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		150	158,250
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		4,500	4,545,000
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18		71	73,308
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		2,400	2,400,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	800	1,390,826

					28,451,608

Capital Goods — 2.2%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		3,075	3,198,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,925	2,045,312
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.250%	11/06/17		325	322,898
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN, RegS	6.875%	01/21/18		2,450	2,728,687
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%	01/17/23		2,000	2,307,500
CNH Capital LLC, Gtd. Notes	3.875%	11/01/15		500	506,250
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19		2,000	2,120,000
Deere & Co., Sr. Unsec’d. Notes	2.600%	06/08/22		50	48,641

ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(b)(c)	6.700%	06/01/34	110	138,646
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(b)(c)	7.000%	10/15/37	1,725	2,266,816
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	50	49,610
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	75	78,177
Griffon Corp., Gtd. Notes	5.250%	03/01/22	6,450	6,312,937
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	2,000	2,165,000
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	3,125	3,265,625
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(b)(c)	2.500%	03/15/16	275	282,051
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(b)(c)	2.875%	07/17/18	450	458,162
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(b)(c)	3.125%	05/11/15	25	25,477
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15	325	327,139
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	50	50,318
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	175	175,697
SPX Corp., Gtd. Notes(d)	6.875%	09/01/17	1,000	1,092,500
Terex Corp., Gtd. Notes	6.000%	05/15/21	5,050	5,289,875
Terex Corp., Gtd. Notes(d)	6.500%	04/01/20	1,005	1,067,813
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,299,400; purchased 06/30/14)(b)(c)	7.500%	02/15/19	3,120	3,244,800
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,500	1,608,750
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	6,444	7,104,510
United Rentals North America, Inc., Gtd. Notes(d)	8.375%	09/15/20	1,000	1,077,500
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%	02/01/21	550	600,188
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	140	145,159
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	7.250%	04/05/41	300	312,375
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	7.250%	04/05/41	700	728,875
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	1,635	1,716,484
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	50	54,198

				52,915,970

Chemicals — 1.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	4.900%	06/01/43	2,020	2,060,123
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	170	202,614
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	700	677,250
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	4,624	4,635,560
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18	4,760	4,950,400
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	1,765	1,762,984
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	1,300	1,380,674
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	160	186,470
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	125	151,832
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	3.000%	11/15/22	1,550	1,514,747
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	4.250%	11/15/20	3,150	3,413,702
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	125	135,562
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	120	194,959
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	500	508,644
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	1,210	1,194,099
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%	12/08/17	600	597,387
Huntsman International LLC, Gtd. Notes	8.625%	03/15/20	1,500	1,597,500
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,600	1,684,000
LYB International Finance BV (Netherlands), Gtd. Notes(d)	4.875%	03/15/44	1,835	1,918,489
LYB International Finance BV (Netherlands), Gtd. Notes	5.250%	07/15/43	415	456,349
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	700	829,509

Mexichem SAB de CV (Mexico), Gtd. Notes, 144A(d)	4.875%	09/19/22		970	1,013,650
Mexichem SAB de CV (Mexico), Gtd. Notes, RegS	4.875%	09/19/22		950	992,750
Monsanto Co., Sr. Unsec’d. Notes	3.375%	07/15/24		350	350,105
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34		475	477,364
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44		575	573,824
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		710	792,653
Mosaic Co. (The), Sr. Unsec’d. Notes(d)	5.625%	11/15/43		2,335	2,625,287
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19		8,118	8,523,900
Phosagro OAO via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	4.204%	02/13/18		455	432,250
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%	12/15/17		350	349,093
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914%	01/31/18		425	386,750

					46,570,480

Consumer — 0.8%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17		50	48,750
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(d)	4.625%	05/15/21		5,400	5,103,000
Jarden Corp., Gtd. Notes	6.125%	11/15/22		500	525,000
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17		375	377,700
PVH Corp., Sr. Unsec’d. Notes(d)	4.500%	12/15/22		2,200	2,128,500
QVC, Inc., Sr. Sec’d. Notes	4.375%	03/15/23		2,000	2,009,758
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,800	1,905,891
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19		525	549,103
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20		3,500	3,753,750
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20		2,135	2,113,650

					18,515,102

Electric — 1.1%
AES Corp., Sr. Unsec’d. Notes	8.000%	10/15/17		1,655	1,899,113
Alabama Power Co., Sr. Unsec’d. Notes	3.850%	12/01/42		275	263,887
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22		550	536,571
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%	01/15/23		2,175	2,131,500
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%	01/15/25		2,325	2,272,687
Connecticut Light & Power Co. (The), First Ref. Mtge.	2.500%	01/15/23		375	357,422
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20		3,100	3,317,000
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		2,225	2,347,375
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42		50	48,905
Duke Energy Corp., Sr. Unsec’d. Notes(d)	1.625%	08/15/17		225	226,668
Entergy Arkansas, Inc., First Mtge.	3.050%	06/01/23		450	442,927
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17		75	80,675
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18		950	955,306
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	810,248
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23		1,575	1,583,146
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18		4,406	4,890,660
NRG Energy, Inc., Gtd. Notes, 144A(d)	6.250%	05/01/24		4,000	4,000,000
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22		75	75,221
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42		200	184,065
South Carolina Electric & Gas Co., First Mtge.	4.350%	02/01/42		130	133,978
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875%	10/01/20	EUR	125	186,211
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125%	10/01/19	EUR	200	285,886
Westar Energy, Inc., First Mtge.	4.100%	04/01/43		325	323,247

					27,352,698

Energy - Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17		150	152,514
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42		1,070	1,049,409
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19		1,540	1,570,800

Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	5,750	6,267,500
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	2,250	2,436,810
Rosneft Finance SA (Russia), Gtd. Notes, MTN, 144A	6.625%	03/20/17	180	187,200
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	6,280	6,405,600

				18,069,833

Energy - Other — 1.1%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%	04/08/19	900	985,500
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	4,460	5,091,438
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	750	940,992
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	2,625	2,769,375
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	450	459,606
Cameron International Corp., Sr. Unsec’d. Notes	4.500%	06/01/21	340	365,071
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41	100	118,049
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	2,240	2,402,400
Denbury Resources, Inc., Gtd. Notes	5.500%	05/01/22	2,000	1,965,000
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	3,100	3,274,152
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	762	822,947
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	80	90,781
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	500	534,436
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	395	428,534
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	1,390	1,638,435
Noble Holding International Ltd., Gtd. Notes	2.500%	03/15/17	25	25,538
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,536	2,647,947
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20	610	749,278
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	356	395,160
Schlumberger Norge AS, Gtd. Notes, 144A	1.250%	08/01/17	1,200	1,192,512
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	150	152,195

				27,049,346

Food & Beverage — 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	600	572,309
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	200	192,344
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	385,170
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20	1,600	1,648,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16	3,380	3,887,000
BRF SA (Brazil), Gtd. Notes, 144A	5.875%	06/06/22	2,635	2,832,625
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	525	492,030
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	1,500	1,469,550
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A(d)	4.750%	10/01/18	950	1,010,325
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	225	224,636
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22	450	494,437
Constellation Brands, Inc., Gtd. Notes	7.250%	09/01/16	550	600,875
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	10/01/23	1,050	1,107,849
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	3,000	3,007,500
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18	1,400	1,477,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,081,250; purchased 06/17/14)(b)(c)	7.250%	06/01/21	1,000	1,070,000
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	160	184,328
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40	1,020	1,286,396
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	250	287,500

Molson Coors Brewing Co., Gtd. Notes	2.000%	05/01/17		50	50,730
Pilgrim’s Pride Corp., Gtd. Notes	7.875%	12/15/18		1,600	1,680,000
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%	04/14/18		2,000	2,205,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22		2,000	2,160,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21		2,400	2,520,000
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	4,000	6,601,273
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17		7,155	7,745,287
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16		340	370,305

					45,562,469

Gaming — 0.5%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	9.875%	08/15/18		100	104,275
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21		1,000	1,081,250
MGM Resorts International, Gtd. Notes	7.625%	01/15/17		500	552,500
Pinnacle Entertainment, Inc., Gtd. Notes(d)	6.375%	08/01/21		2,800	2,884,000
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21		2,500	2,643,750
Pinnacle Entertainment, Inc., Gtd. Notes(d)	8.750%	05/15/20		1,400	1,494,500
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21		4,000	4,000,000

					12,760,275

Healthcare & Pharmaceutical — 2.7%
Actavis Funding SCS, Gtd. Notes, 144A	3.850%	06/15/24		2,575	2,569,471
Actavis Funding SCS, Gtd. Notes, 144A	4.850%	06/15/44		75	74,621
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17		1,850	1,855,402
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43		610	675,845
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	09/18/42		130	123,626
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19		2,500	2,518,750
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19		2,300	2,467,210
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18		150	153,750
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19		5,024	5,143,320
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18		3,684	3,951,090
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21		1,120	1,216,320
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21		1,830	1,992,870
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18		2,415	2,680,650
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44		1,390	1,480,249
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41		145	171,521
GlaxoSmithKline Capital, Inc., Gtd. Notes	6.375%	05/15/38		730	938,385
HCA, Inc., Gtd. Notes	5.875%	05/01/23		2,000	2,060,000
HCA, Inc., Gtd. Notes	8.000%	10/01/18		4,500	5,236,875
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23		3,400	3,357,500
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22		3,425	3,647,625
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15		100	106,000
HCA, Inc., Sr. Unsec’d. Notes, MTN(d)	9.000%	12/15/14		200	204,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22		25	25,235
LifePoint Hospitals, Inc., Gtd. Notes, 144A	5.500%	12/01/21		3,875	3,962,188
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18		1,000	1,175,115
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43		2,650	2,596,581
Mylan, Inc., Gtd. Notes	2.600%	06/24/18		1,200	1,217,924
Mylan, Inc., Gtd. Notes, 144A	6.000%	11/15/18		550	572,926
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43		2,350	2,352,975
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	7.000%	03/01/39		550	782,230
Sanofi (France), Sr. Unsec’d. Notes	1.250%	04/10/18		925	910,317
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21		2,750	2,646,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18		600	649,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22		1,700	1,899,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18		3,570	3,730,650

Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	500	516,250
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	20	20,102

				65,684,448

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	450	433,873
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	325	311,081
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	530	539,014
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	350	400,482
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	320	356,725
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	175	164,304
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%	03/15/42	1,055	1,060,468
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	400	406,848
WellPoint, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	1,925	2,075,423

				5,748,218

Insurance — 1.7%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	100	111,738
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%	06/15/43	175	181,277
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	2,800	2,767,212
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	4,490	5,380,367
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%	05/18/17	2,190	2,428,673
Aon Corp. (United Kingdom), Gtd. Notes	3.125%	05/27/16	110	114,258
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%	12/01/14	500	508,671
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	4.500%	02/11/43	740	752,916
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%	04/15/43	1,062	1,017,880
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	205	231,329
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	10/15/36	215	260,100
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%	10/01/41	280	347,657
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	1,975	2,030,879
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	3,300	3,279,751
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	75	81,486
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	1,530	1,900,733
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%	08/15/16	115	127,539
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	70	74,275
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	175	219,093
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	4,550	6,200,135
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,020	2,205,602
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	125	130,822
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	630	754,629
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375%	12/01/41	320	360,917
MetLife, Inc., Sr. Unsec’d. Notes	4.368%	09/15/23	2,225	2,381,193
MetLife, Inc., Sr. Unsec’d. Notes	4.875%	11/13/43	670	718,361
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	725	718,902
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	200	248,967
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	975	952,699
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%	12/06/42	795	763,576
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	640	848,148
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	1,435	1,536,453

W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	1,500	1,676,511

				41,312,749

Lodging — 0.3%
Carnival Corp., Gtd. Notes	1.200%	02/05/16	950	954,404
Carnival Corp., Gtd. Notes	1.875%	12/15/17	425	425,284
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	115	118,599
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	75	73,966
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	150	174,803
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	550	648,443
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	275	277,880
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	3,820	3,941,167
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	475	483,808

				7,098,354

Media & Entertainment — 2.1%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	1,075	1,273,321
21st Century Fox America, Inc., Gtd. Notes(d)	6.150%	02/15/41	1,550	1,827,639
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	100	114,745
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	3,450	3,855,375
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,270	1,266,825
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	7,212	7,897,140
CBS Corp., Gtd. Notes (original cost $295,244; purchased 08/29/12)(b)(c)	8.875%	05/15/19	220	280,990
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	900	900,000
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	6,500	6,353,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	135	141,075
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	365	383,250
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Unsec’d. Notes, 144A(d)	7.000%	10/15/20	1,760	1,579,600
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,500	2,762,500
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	675	706,219
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	2,860	3,153,150
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	750	826,875
Nielsen Finance LLC / Nielsen Finance Co. (Netherlands), Gtd. Notes, 144A(d)	5.000%	04/15/22	3,274	3,224,890
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	2,525	2,562,875
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17	2,400	2,460,000
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	1,750	2,053,569
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $4,200,900; purchased 07/09/14)(b)(c)	7.875%	11/01/20	3,819	4,105,425
Vail Resorts, Inc., Gtd. Notes	6.500%	05/01/19	510	530,400
Viacom, Inc., Sr. Unsec’d. Notes (original cost $250,635; purchased 01/02/13)(b)(c)	4.500%	02/27/42	250	236,694
Viacom, Inc., Sr. Unsec’d. Notes (original cost $358,712; purchased 02/11/14)(b)(c)	4.875%	06/15/43	380	377,239
Viacom, Inc., Sr. Unsec’d. Notes (original cost $799,792; purchased 08/12/13)(b)(c)	5.850%	09/01/43	805	906,838
Viacom, Inc., Sr. Unsec’d. Notes (original cost $117,747; purchased 07/17/12)(b)(c)	6.250%	04/30/16	100	109,133

				49,889,517

Metals — 1.7%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	4.250%	08/05/15	475	483,313
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	2,400	2,472,000

ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	500	533,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.750%	02/25/22	3,425	3,707,562
Berau Capital Resources (Singapore), Sr. Sec’d. Notes, RegS	12.500%	07/08/15	1,900	1,964,125
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,700	1,877,868
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125%	12/15/20	2,375	2,428,437
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%	04/27/18	1,000	946,200
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS	7.400%	04/24/17	1,000	1,005,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750%	02/15/20	891	908,820
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	891	917,730
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000%	04/01/17	5,700	5,799,750
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150%	03/01/17	50	50,888
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	1,650	1,671,090
GrafTech International Ltd., Gtd. Notes	6.375%	11/15/20	3,000	3,067,500
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	2,200	2,464,000
Peabody Energy Corp., Gtd. Notes(d)	6.000%	11/15/18	100	99,750
Peabody Energy Corp., Gtd. Notes(d)	6.250%	11/15/21	400	379,000
PT Adaro Indonesia (Indonesia), Gtd. Notes, RegS	7.625%	10/22/19	2,030	2,111,200
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	2,575	2,806,750
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	800	939,240
Teck Resources Ltd. (Canada), Gtd. Notes	2.500%	02/01/18	100	101,283
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	125	126,997
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	1,000	1,027,500
Volcan Cia Minera SAA (Peru), Gtd. Notes, RegS	5.375%	02/02/22	1,800	1,800,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	1,675	1,692,983
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	350	358,440
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	50	50,272

				41,791,448

Non-Captive Finance — 0.7%
AerCap Ireland Capital Ltd/AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%	05/15/21	1,150	1,138,500
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	2,800	2,786,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	05/15/17	3,000	3,153,750
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/15/18	4,700	4,958,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	295	292,486
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	550	658,644
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(f)	6.875%	01/10/39	1,085	1,460,162
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	450	513,249
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	25	26,156
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	25	27,125
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	09/15/15	90	96,052
NYSE Euronext, Gtd. Notes	2.000%	10/05/17	475	481,221
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A(d)	5.875%	09/25/22	1,114	1,080,968
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	300	304,500

				16,977,313

Packaging — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	500	461,250
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	525	496,125
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375%	05/15/16	900	974,250
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	2,550	2,849,625

				4,781,250

Paper — 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(b)(c)	5.400%	11/01/20	35	40,045
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(b)(c)	7.375%	12/01/25	400	519,541
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	610	710,231
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	100	131,153
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	35	37,889
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	1,190	1,296,149
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,647	3,801,998

				6,537,006

Pipelines & Other — 1.2%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	1,375	1,393,116
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%	07/01/23	2,685	2,758,569
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	700	858,689
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	3,350	4,427,718
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,270	1,396,408
DCP Midstream Operating LP, Gtd. Notes	2.500%	12/01/17	225	229,914
DCP Midstream Operating LP, Gtd. Notes	3.250%	10/01/15	2,000	2,053,702
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	125	133,558
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	750	871,182
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	2,100	2,086,581
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	985	1,024,400
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.450%	02/15/23	200	192,032
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	08/15/42	650	625,170
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(d)	5.500%	03/01/44	595	614,581
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%	08/15/33	175	220,735
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42	125	118,409
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,950	2,112,365
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	1,350	1,467,087
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	1,970	1,994,107
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	2,175	2,565,874
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	50	51,173
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(d)	6.125%	10/15/21	1,700	1,768,000
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	75	77,317

				29,040,687

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	180	177,218
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	4,000	4,859,820
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20	1,300	1,741,884
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	600	608,498
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34	207	256,150

				7,643,570

Real Estate Investment Trusts — 0.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%	10/15/21	3,226	3,387,300
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%	02/15/19	600	630,000
Digital Realty Trust LP, Gtd. Notes	4.500%	07/15/15	1,300	1,333,786
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,050	1,050,000
Felcor Lodging LP, Sr. Sec’d. Notes(d)	6.750%	06/01/19	3,270	3,417,150

Felcor Lodging LP, Sr. Sec’d. Notes	10.000%		10/01/14	66	66,660
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%		12/15/17	100	101,406
Omega Healthcare Investors, Inc., Gtd. Notes	7.500%		02/15/20	500	531,875
Realty Income Corp., Sr. Unsec’d. Notes	2.000%		01/31/18	200	199,725
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15	50	52,920
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	1,965	1,960,087
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%		02/01/18	700	694,557
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%		12/15/24	2,000	2,092,500
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%		02/15/18	150	150,466

					15,668,432

Retailers — 0.9%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%		03/15/19	475	478,563
CVS Caremark Corp., Sr. Unsec’d. Notes(d)	5.300%		12/05/43	475	535,007
CVS Caremark Corp., Sr. Unsec’d. Notes(d)	5.750%		05/15/41	700	828,970
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20	3,450	3,569,646
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%		04/01/43	700	688,267
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45	475	481,209
Limited Brands, Inc., Gtd. Notes	5.625%		02/15/22	7,975	8,373,750
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.000%		09/15/43	900	989,377
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	125	130,419
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%		02/15/43	755	704,213
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.597	%(a)	08/01/19	EUR 1,650	2,231,742
Target Corp., Sr. Unsec’d. Notes	3.500%		07/01/24	2,050	2,057,448
Walgreen Co., Sr. Unsec’d. Notes	1.800%		09/15/17	150	150,887

					21,219,498

Technology — 3.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%		03/01/18	1,400	1,439,400
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%		11/01/15	50	51,465
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21	2,800	2,933,000
Avaya, Inc., Sec’d. Notes, 144A	10.500%		03/01/21	600	525,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,420,585; purchased 07/26/13-12/06/13)(b)(c)	7.250%		08/01/18	6,350	6,897,687
CDW LLC/CDW Finance Corp., Gtd. Notes	6.000%		08/15/22	2,500	2,500,000
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19	8,500	9,031,250
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%		12/15/18	1,000	1,060,000
Ceridian Corp., Sr. Sec’d. Notes, 144A (original cost $1,177,500; purchased 05/01/13)(b)(c)	8.875%		07/15/19	1,000	1,105,000
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21	2,275	2,252,250
First Data Corp., Gtd. Notes	10.625%		06/15/21	1,548	1,757,948
First Data Corp., Gtd. Notes	11.250%		01/15/21	3,000	3,397,500
First Data Corp., Gtd. Notes	12.625%		01/15/21	6,200	7,385,750
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%		06/15/19	2,000	2,100,000
Fiserv, Inc., Gtd. Notes	3.125%		10/01/15	1,059	1,086,627
Fiserv, Inc., Gtd. Notes	3.125%		06/15/16	2,645	2,744,962
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22	1,045	1,058,063
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%		12/15/20	6,400	6,912,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(d)	5.500%		02/01/25	8,000	7,960,000
NCR Corp., Gtd. Notes	5.875%		12/15/21	625	646,875
NCR Corp., Gtd. Notes(d)	6.375%		12/15/23	2,100	2,226,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18	4,150	4,108,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	1,500	1,560,000
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	2,325	2,354,974
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%		05/15/19	1,500	1,567,500
Tyco Electronics Group SA (Switzerland), Gtd. Notes	6.550%		10/01/17	2,750	3,160,383
Xerox Corp., Sr. Unsec’d. Notes	4.250%		02/15/15	440	448,657

					78,270,791

Telecommunications — 3.0%
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.800%	06/15/44	750	759,863
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41	670	748,136
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	3,225	3,334,166
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24	1,550	1,622,974
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	170	193,113
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	340	536,908
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17	2,035	2,167,275
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	3,325	3,291,750
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	8.250%	09/01/17	2,500	2,556,250
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	275	296,313
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR 1,935	3,050,968
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-5/11/11)(b)(c)	7.082%	06/01/16	120	131,928
Embarq Corp., Sr. Unsec’d. Notes (original cost $265,017; purchased 08/17/12-10/17/12)(b)(c)	7.995%	06/01/36	240	262,200
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375%	07/29/20	3,000	3,210,000
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	40	40,424
SBA Telecommunications, Inc., Gtd. Notes	8.250%	08/15/19	3,000	3,128,400
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500%	04/15/20	5,900	5,914,750
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	4,100	4,387,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	5,000	5,862,500
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	1,900	2,052,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%	03/01/17	1,500	1,725,000
Sprint Corp., Gtd. Notes, 144A	7.125%	06/15/24	1,250	1,275,000
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	3,850	4,013,625
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18	1,300	1,319,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	3,325	4,123,033
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	10,900	13,688,776
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	1,300	1,417,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18	2,335	2,545,150

				73,654,002

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,550	1,579,937
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	314	516,857
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	925	921,598
Lorillard Tobacco Co., Gtd. Notes(d)	2.300%	08/21/17	475	482,227
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	235	245,264
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	200	192,673
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	2,550	2,712,338
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	115	130,805

				6,781,699

TOTAL CORPORATE BONDS (cost $1,043,550,954)				1,052,467,323

COVERED BONDS — 0.2%
Westpac Banking Corp. (Australia), 144A (cost $5,049,747)	2.000%	05/21/19	5,050	5,018,079

MORTGAGE-BACKED SECURITIES — 0.2%
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.582%(a)	02/25/37	466	468,160
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.490%(a)	07/25/35	503	509,733
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.488%(a)	12/25/33	1,723	1,711,386
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.105%(a)	10/25/33	866	918,926
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.612%(a)	12/25/34	435	443,326

TOTAL MORTGAGE-BACKED SECURITIES (cost $4,044,714)				4,051,531

MUNICIPAL BONDS — 0.8%
California — 0.1%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	550	732,996
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%	07/01/45	585	818,988
University of California, BABs, Revenue Bonds	5.770%	05/15/43	390	478,920

				2,030,904

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	1,190	1,523,176

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	360	453,125

New Jersey
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	200	243,448

New York — 0.4%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	75	71,183
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	400	510,648
New York City Water & Sewer System, Revenue Bonds, Series EE	5.000%	06/15/47	5,975	6,491,718
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	100	101,927
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000%	12/15/41	2,400	2,701,776

				9,877,252

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	180	184,009

Puerto Rico — 0.2%
Government Development Bank (Puerto Rico), Taxable, Revenue Bonds, Series A	3.448%	02/01/15	4,000	3,801,000

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42	120	125,910

TOTAL MUNICIPAL BONDS (cost $17,991,923)				18,238,824

NON-CORPORATE FOREIGN AGENCIES — 2.2%
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.110%	06/23/16	EUR	400	568,238
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.622%	06/23/15	EUR	400	554,419
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.750%	03/26/15	EUR	100	137,426
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24		1,765	1,749,164
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		3,315	3,089,162
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		1,350	1,424,250
Comunidad De Madrid, Sr. Unsec’d. Notes	5.650%	03/11/16	EUR	454	652,232
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45		1,325	1,384,625
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		2,440	2,569,564
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		2,200	2,278,100
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19		1,950	2,266,875
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20		4,355	5,030,025
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43		1,175	1,157,610
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		3,610	4,368,100
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	11.750%	01/23/15		410	429,655
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%	09/14/22		2,700	2,662,402
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17		500	525,727
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	8.350%	06/18/15	TRY	3,000	1,373,983
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		950	928,092
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16		200	224,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		1,500	1,695,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		3,203	3,595,367
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		1,480	1,748,250
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes, 144A	6.250%	10/21/20		1,055	1,173,688
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, RegS	5.500%	11/22/21		540	571,725
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23		750	723,750
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		250	267,625
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44		2,190	2,260,737
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41		1,000	1,160,000
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		2,200	2,821,500
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A(d)	6.299%	05/15/17		325	322,563
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%	05/29/18		1,485	1,527,620
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR	950	1,319,225
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		1,425	1,394,719

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $54,672,501)					53,955,918

SOVEREIGN BONDS — 9.3%
Bank of England Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16		1,000	999,770
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	6,100	10,410,351
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	3,500	5,049,879
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	8.250%	01/15/15		2,500	2,578,750
China Government Bond (China), Sr. Unsec’d. Notes, RegS	0.600%	08/18/14	CNH	3,000	484,997
China Government Bond (China), Sr. Unsec’d. Notes, RegS	2.560%	06/29/17	CNH	7,000	1,133,653
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750%	01/15/16		70	72,830
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN, RegS	3.750%	11/01/15	EUR	1,000	1,339,448
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15		500	501,236
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15		200	200,600
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%	09/26/20		2,325	2,371,500
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17		1,000	1,003,640
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	5.800%	07/14/15	JPY	304,100	3,002,598
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, RegS	4.750%	04/17/19	EUR	4,700	6,429,308
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	101,800	1,005,144
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	1,010,000	9,325,482
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Series 12RG	5.250%	02/01/16	JPY	100,000	972,148
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19		1,940	1,994,262
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		3,490	3,620,875
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		1,200	1,368,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(d)	7.625%	03/29/41		916	1,165,610
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, MTN	4.000%	05/20/16	CHF	700	803,796
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	545	844,721
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	1,825	2,455,979
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		4,030	4,503,525
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	03/09/17		506	566,720
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	01/17/18		2,250	2,559,375
Italy Buoni Poliennali del Tesoro (Italy), Bonds	6.500%	11/01/27	EUR	1,610	2,951,543
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%	09/20/16		100	108,519
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%	09/27/23		800	1,012,664

Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.200%		07/31/34	EUR	200	314,295
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	2.500%		03/02/15	CHF	1,000	1,113,728
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	6.000%		08/04/28	GBP	400	775,479
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	190,000	1,945,207
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	30,000	307,736
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	415,000	4,153,853
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	5.500%		12/15/14	JPY	427,000	4,219,502
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24		1,000	1,428,874
Kingdom of Belgium (Belgium), Notes, MTN	5.000%		04/24/18	GBP	1,000	1,845,937
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%		03/05/15		570	578,191
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14		417	418,204
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.750%		01/15/15		2,000	2,054,000
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	3.928%		06/04/15		1,700	1,741,650
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	5,070	6,955,296
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	3,200	4,715,158
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		3,000	3,007,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	1,095,000	965,504
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,165	2,395,572
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.643	%(g)	05/31/18		430	404,579
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,321	3,433,084
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%		07/21/25		1,000	1,320,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	9.875%		02/06/15		1,500	1,567,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	7.500%		10/14/14	EUR	3,959	5,380,805
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	9.910%		05/05/15	PEN	980	366,571
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	5,360	7,743,578
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%		01/14/31		1,500	2,085,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, RegS	1.050%		11/08/17	JPY	200,000	1,978,488
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, RegS	2.340%		11/13/14	JPY	100,000	977,981
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%		03/25/15		9,600	9,720,000
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		5,000	5,017,150
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	6,850	10,251,152

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(d)	5.750%	01/20/42		1,500	1,718,400
Republic of Armenia, Sr. Unsec’d. Notes, 144A	6.000%	09/30/20		3,550	3,727,500
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	4.875%	01/22/21		2,575	2,773,275
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		700	743,050
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37		650	819,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34		1,130	1,556,575
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		1,115	1,505,250
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		2,300	2,505,574
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750%(e)	11/01/24		4,064	4,109,888
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%	01/22/24		620	659,525
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR	3,400	4,675,137
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		4,000	4,276,960
Slovenia Government International Bond (Slovenia), Bonds, 144A	4.125%	02/18/19		1,000	1,040,520
Slovenia Government International Bond (Slovenia), Bonds, 144A	5.850%	05/10/23		3,000	3,345,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		2,500	2,675,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		2,400	2,568,000
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	500	681,374
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	1,500	2,122,054
Spain Government Bond (Spain), Sr. Unsec’d. Notes	5.850%	01/31/22	EUR	6,665	11,313,989
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		8,500	9,034,905
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.125%	05/18/20	EUR	1,850	2,782,679
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	900	1,387,239
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%	01/19/16	EUR	100	143,546

TOTAL SOVEREIGN BONDS (cost $220,518,037)					226,182,937

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.(h)	1.750%	05/30/19		140	139,659
Federal Home Loan Mortgage Corp.(h)	2.375%	01/13/22		560	556,055
Federal National Mortgage Assoc.	1.750%	06/20/19		825	821,433

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,510,394)					1,517,147

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes(f)	2.375%	02/28/15		8,970	9,089,130
U.S. Treasury Notes	2.500%	05/15/24		345	343,329

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,426,942)					9,432,459

TOTAL LONG-TERM INVESTMENTS (cost $2,347,829,787)					2,357,989,257

		Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $142,588,589; includes $64,456,878 of cash collateral for securities on loan)(i)		142,588,589	142,588,589

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*(j) — 0.1%
Call Option
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $2,675,031)	Citigroup Global Markets	210,760	1,426,568

TOTAL SHORT-TERM INVESTMENTS (cost $145,263,620)			144,015,157

TOTAL INVESTMENTS — 103.3% (cost $2,493,093,407)(l)			2,502,004,414
Liabilities in excess of other assets(m) — (3.3)%			(79,063,538)

NET ASSETS — 100.0%			$2,422,940,876

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CHF	Swiss Franc
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMBS	Collateralized Mortgage-Backed Security
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swap
CNH	Chinese Renminbi
COLIBOR	Colombia Interbank Offered Rate
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate

FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GMTN	Global Medium Term Note
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
IO	Interest Only
ITL	Italian Lira
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MosPrime	Moscow Prime Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OIS	Overnight Index Swap
PEN	Peruvian Nuevo Sol
PIK	Payment-in-Kind
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TELBOR	Tel Aviv Interbank Offered Rate
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $31,703,067. The aggregate value, $32,039,767, is approximately 1.3% of net assets.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,500,309; cash collateral of $64,456,878 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents step coupon bond. Rate shown reflects the rate in effect at July 31, 2014.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(j)	The amount represents fair value of derivative instrument subject to interest rate contracts risk exposure as of July 31, 2014.
(k)	Interest rate not available as of July 31, 2014.
(l)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$2,511,442,146

Appreciation	23,915,816
Depreciation	(33,353,548)

Net Unrealized Depreciation	$(9,437,732)

The book basis may differ from tax basis due to certain tax-related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Position:
168	5 Year U.S. Treasury Notes	Sep. 2014	$19,957,073	$19,964,438	$7,365

	Short Positions:
1,270	10 Year U.S. Treasury Notes	Sep. 2014	158,964,873	158,253,906	710,967
311	U.S. Long Bond	Sep. 2014	42,558,225	42,733,344	(175,119)
370	U.S. Ultra Bond	Sep. 2014	55,752,216	55,812,188	(59,972)

					475,876

					$483,241

Cash of $3,560,000 and U.S. Government securities with a combined market value of $620,143 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at July 31, 2014.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.

Forward foreign currency exchange contracts outstanding at July 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/14	Deutsche Bank AG	AUD	3,803	$3,573,600	$3,514,606	$(58,994)
Expiring 10/16/14	JPMorgan Chase	AUD	3,813	3,554,900	3,524,342	(30,558)
Expiring 10/16/14	JPMorgan Chase	AUD	13,303	12,423,427	12,294,533	(128,894)
Brazilian Real, Expiring 10/01/14	Toronto Dominion	BRL	17,673	7,756,526	7,649,616	(106,910)
British Pound, Expiring 10/28/14	Citigroup Global Markets	GBP	15,248	25,898,754	25,723,319	(175,435)
Canadian Dollar, Expiring 10/16/14	Toronto Dominion	CAD	21,566	20,109,321	19,741,654	(367,667)
Expiring 10/16/14	JPMorgan Chase	CAD	3,785	3,537,300	3,464,476	(72,824)
Expiring 10/16/14	JPMorgan Chase	CAD	5,097	4,747,800	4,665,801	(81,999)
Expiring 10/16/14	JPMorgan Chase	CAD	7,671	7,113,300	7,021,754	(91,546)
Chilean Peso, Expiring 08/27/14	Citigroup Global Markets	CLP	1,778,545	3,212,400	3,099,432	(112,968)
Expiring 08/27/14	Citigroup Global Markets	CLP	1,899,137	3,415,100	3,309,585	(105,515)
Expiring 08/27/14	Citigroup Global Markets	CLP	1,951,705	3,530,900	3,401,193	(129,707)
Expiring 08/27/14	Citigroup Global Markets	CLP	2,017,852	3,567,000	3,516,466	(50,534)
Expiring 09/30/14	Citigroup Global Markets	CLP	1,965,425	3,544,500	3,414,189	(130,311)
Chinese Renminbi, Expiring 10/10/14	Citigroup Global Markets	CNH	22,077	3,535,900	3,552,900	17,000
Expiring 10/10/14	Hong Kong & Shanghai Bank	CNH	24,328	3,897,482	3,913,742	16,260
Expiring 10/10/14	Deutsche Bank AG	CNH	25,393	4,068,009	4,084,980	16,971
Expiring 10/10/14	UBS AG	CNH	29,296	4,692,221	4,712,928	20,707
Expiring 10/10/14	JPMorgan Chase	CNH	74,401	11,917,462	11,969,097	51,635
Expiring 10/10/14	Goldman Sachs & Co.	CNH	102,390	16,400,830	16,478,090	77,260

Colombian Peso, Expiring 10/01/14	Citigroup Global Markets	COP	6,651,218	3,554,900	3,519,825	(35,075)
Hungarian Forint, Expiring 10/22/14	Barclays Capital Group	HUF	694,924	3,033,412	2,955,406	(78,006)
Expiring 10/22/14	JPMorgan Chase	HUF	2,173,634	9,437,454	9,244,130	(193,324)
Indian Rupee, Expiring 11/03/14	UBS AG	INR	193,135	3,186,000	3,120,270	(65,730)
Expiring 11/03/14	UBS AG	INR	260,109	4,206,500	4,202,288	(4,212)
Expiring 11/03/14	UBS AG	INR	260,627	4,170,700	4,210,658	39,958
Israeli New Shekel, Expiring 10/21/14	Citigroup Global Markets	ILS	19,342	5,640,171	5,650,029	9,858
Expiring 10/21/14	JPMorgan Chase	ILS	20,535	5,999,000	5,998,701	(299)
Malaysian Ringgit, Expiring 10/10/14	UBS AG	MYR	11,363	3,556,600	3,534,510	(22,090)
Expiring 10/10/14	Hong Kong & Shanghai Bank	MYR	21,043	6,536,631	6,545,236	8,605
Mexican Peso, Expiring 10/22/14	Hong Kong & Shanghai Bank	MXN	292,749	22,450,949	22,009,776	(441,173)
New Taiwanese Dollar, Expiring 08/22/14	Citigroup Global Markets	TWD	189,725	6,353,831	6,327,245	(26,586)
New Zealand Dollar, Expiring 10/23/14	Goldman Sachs & Co.	NZD	8,019	6,464,300	6,755,245	290,945
Expiring 10/23/14	JPMorgan Chase	NZD	7,904	6,906,703	6,658,385	(248,318)
Norwegian Krone, Expiring 10/24/14	JPMorgan Chase	NOK	36,331	5,854,701	5,761,326	(93,375)
Peruvian Nuevo Sol, Expiring 10/03/14	Citigroup Global Markets	PEN	9,965	3,544,500	3,530,657	(13,843)
Expiring 10/03/14	Citigroup Global Markets	PEN	24,990	8,932,922	8,853,727	(79,195)
Philippine Peso, Expiring 09/17/14	UBS AG	PHP	176,128	3,928,800	4,046,021	117,221
Expiring 09/17/14	UBS AG	PHP	176,957	3,937,200	4,065,073	127,873
Expiring 02/12/15	UBS AG	PHP	183,992	4,206,500	4,211,493	4,993
Polish Zloty, Expiring 10/24/14	Toronto Dominion	PLN	45,230	14,613,261	14,417,010	(196,251)
Romanian Leu, Expiring 10/24/14	Deutsche Bank AG	RON	30,138	9,116,193	9,079,075	(37,118)
Russian Ruble, Expiring 10/17/14	Citigroup Global Markets	RUB	118,094	3,415,100	3,236,656	(178,444)
Expiring 10/17/14	Citigroup Global Markets	RUB	122,509	3,544,000	3,357,655	(186,345)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	144,009	4,130,648	3,946,911	(183,737)
Singapore Dollar, Expiring 10/17/14	Deutsche Bank AG	SGD	18,705	15,076,089	14,994,103	(81,986)
Expiring 10/17/14	UBS AG	SGD	4,404	3,535,300	3,530,468	(4,832)
South African Rand, Expiring 10/23/14	Goldman Sachs & Co.	ZAR	38,587	3,563,300	3,547,071	(16,229)
Expiring 10/23/14	Hong Kong & Shanghai Bank	ZAR	66,362	6,213,527	6,100,198	(113,329)

South Korean Won, Expiring 10/17/14	Hong Kong & Shanghai Bank	KRW	9,649,114	9,525,756	9,351,738	(174,018)
Swedish Krona, Expiring 10/24/14	JPMorgan Chase	SEK	23,376	3,412,345	3,387,559	(24,786)
Swiss Franc, Expiring 10/24/14	Citigroup Global Markets	CHF	27,805	30,866,900	30,615,750	(251,150)
Thai Baht, Expiring 11/18/14	Barclays Capital Group	THB	167,794	5,114,900	5,199,212	84,312
Expiring 11/18/14	BNP Paribas	THB	163,874	4,982,800	5,077,749	94,949
Turkish Lira, Expiring 10/23/14	Citigroup Global Markets	TRY	1,879	873,909	860,981	(12,928)
Expiring 10/23/14	Deutsche Bank AG	TRY	12,814	5,940,100	5,871,109	(68,991)

				$396,322,634	$392,825,949	$(3,496,685)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/14	Citigroup Global Markets	AUD	6,361	$5,907,500	$5,878,531	$28,969
Canadian Dollar, Expiring 10/16/14	Credit Suisse First Boston Corp.	CAD	14,003	13,034,700	12,818,539	216,161
Chilean Peso, Expiring 08/27/14	Citigroup Global Markets	CLP	3,695,665	6,635,900	6,440,355	195,545
Expiring 09/30/14	Citigroup Global Markets	CLP	2,023,420	3,563,300	3,514,933	48,367
Chinese Renminbi, Expiring 10/10/14	Barclays Capital Group	CNH	97,240	15,574,081	15,649,201	(75,120)
Expiring 10/10/14	Citigroup Global Markets	CNH	89,964	14,412,635	14,478,209	(65,574)
Czech Koruna, Expiring 10/24/14	Deutsche Bank AG	CZK	123,909	5,999,000	6,000,392	(1,392)
Expiring 10/24/14	JPMorgan Chase	CZK	424,843	20,837,894	20,573,432	264,462
Danish Krone, Expiring 10/24/14	Hong Kong & Shanghai Bank	DKK	121,954	22,035,644	21,913,874	121,770
Euro, Expiring 10/28/14	Barclays Capital Group	EUR	10,586	14,264,701	14,179,915	84,786
Expiring 10/28/14	Barclays Capital Group	EUR	2,796	3,794,500	3,745,258	49,242
Expiring 10/28/14	Citigroup Global Markets	EUR	38,512	51,876,050	51,585,466	290,584
Expiring 10/28/14	Citigroup Global Markets	EUR	27,297	36,763,343	36,563,358	199,985
Expiring 10/28/14	Toronto Dominion	EUR	1,963	2,644,368	2,629,966	14,402
Expiring 10/28/14	Goldman Sachs & Co.	EUR	619	834,582	829,788	4,794
Expiring 10/28/14	Goldman Sachs & Co.	EUR	82	110,237	110,200	37
Expiring 10/28/14	Bank of America	EUR	24,668	33,561,505	33,042,088	519,417
Expiring 10/28/14	JPMorgan Chase	EUR	7,901	10,689,800	10,583,353	106,447
Hungarian Forint, Expiring 10/22/14	Deutsche Bank AG	HUF	1,561,374	6,719,700	6,640,282	79,418
Expiring 10/22/14	Deutsche Bank AG	HUF	1,408,649	5,999,000	5,990,767	8,233

Japanese Yen,
Expiring 10/28/14	Hong Kong & Shanghai Bank	JPY	5,431,916	53,391,747	52,837,791	553,956
Expiring 10/28/14	JPMorgan Chase	JPY	369,678	3,596,500	3,595,961	539
Mexican Peso,
Expiring 10/22/14	JPMorgan Chase	MXN	41,356	3,175,125	3,109,302	65,823
New Taiwanese Dollar,
Expiring 08/22/14	Barclays Capital Group	TWD	189,725	6,305,264	6,327,245	(21,981)
Expiring 10/28/14	Citigroup Global Markets	TWD	142,581	4,767,000	4,758,346	8,654
New Zealand Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	NZD	7,721	6,651,400	6,508,752	142,648
Norwegian Krone,
Expiring 10/24/14	Barclays Capital Group	NOK	19,674	3,119,500	3,119,887	(387)
Expiring 10/24/14	UBS AG	NOK	37,856	5,999,000	6,003,172	(4,172)
Expiring 10/24/14	UBS AG	NOK	36,963	5,940,100	5,861,647	78,453
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	74,517	1,697,428	1,713,102	(15,674)
Polish Zloty,
Expiring 10/24/14	Deutsche Bank AG	PLN	10,904	3,556,600	3,475,759	80,841
Expiring 10/24/14	Goldman Sachs & Co.	PLN	18,810	5,999,000	5,995,765	3,235
Romanian Leu,
Expiring 10/24/14	BNP Paribas	RON	15,645	4,742,200	4,712,920	29,280
South Korean Won,
Expiring 10/17/14	UBS AG	KRW	4,686,072	4,528,700	4,541,652	(12,952)
Swedish Krona,
Expiring 10/24/14	Deutsche Bank AG	SEK	81,065	11,748,500	11,747,482	1,018
Swiss Franc,
Expiring 10/24/14	Goldman Sachs & Co.	CHF	3,413	3,798,300	3,758,499	39,801
Expiring 10/24/14	JPMorgan Chase	CHF	10,607	11,857,900	11,678,954	178,946
Expiring 10/24/14	JPMorgan Chase	CHF	6,384	7,113,300	7,029,082	84,218
Expiring 10/24/14	JPMorgan Chase	CHF	6,367	7,114,700	7,010,302	104,398
Expiring 10/24/14	JPMorgan Chase	CHF	4,260	4,747,800	4,690,350	57,450
Thai Baht,
Expiring 09/03/14	BNP Paribas	THB	142,161	4,301,000	4,419,991	(118,991)
Expiring 09/18/14	Citigroup Global Markets	THB	20,205	622,092	627,730	(5,638)
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	167,951	4,951,000	5,204,061	(253,061)
Turkish Lira,
Expiring 10/23/14	UBS AG	TRY	113,940	53,487,972	52,206,591	1,281,381

				$498,470,568	$494,102,250	$4,368,318

						$871,633

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Cross currency exchange contracts outstanding at July 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
10/16/14	Buy	AUD	6,340	EUR	4,350	$33,947	Barclays Capital Group
10/16/14	Buy	CAD	6,309	EUR	4,351	(51,924)	Citigroup Global Markets
10/10/14	Buy	CNH	44,534	EUR	5,327	32,508	Citigroup Global Markets
10/24/14	Buy	EUR	3,312	RON	14,710	4,521	BNP Paribas
10/24/14	Buy	EUR	4,392	SEK	40,633	(6,012)	Goldman Sachs & Co.

10/22/14	Buy	EUR	3,405	HUF	1,070,738	6,705	Citigroup Global Markets
10/24/14	Buy	EUR	2,150	PLN	9,031	1,320	Goldman Sachs & Co.
10/22/14	Buy	HUF	817,355	CHF	3,214	(62,592)	UBS AG
10/21/14	Buy	ILS	13,556	CHF	3,597	75	JPMorgan Chase
10/24/14	Buy	NOK	36,792	EUR	4,389	(44,889)	UBS AG
10/24/14	Buy	NOK	22,130	EUR	2,645	(33,685)	Deutsche Bank AG
10/24/14	Buy	SEK	32,225	EUR	3,481	7,393	Deutsche Bank AG
10/24/14	Buy	SEK	24,109	EUR	2,614	(7,300)	Citigroup Global Markets
10/24/14	Buy	SEK	40,673	CHF	5,394	(45,251)	Deutsche Bank AG

						$(165,184)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Forward rate agreements outstanding at July 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
238,000	08/18/14	2.630%	10 Year CMS(1)	$200,997	$—	$200,997	Citigroup Global Markets
238,000	08/18/14	3.210%	100 CMM(2)	(192,131)	—	(192,131)	Citigroup Global Markets

				$8,866	$—	$8,866

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at July 31, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements:
7,932	3 Month LIBOR	EUR	5,980	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	$(67,449)	$—	$(67,449)
2,243	3 Month LIBOR	EUR	1,700	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(26,185)	—	(26,185)
364	3 Month LIBOR	EUR	280	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	(10,967)	—	(10,967)
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(4,518)	—	(4,518)
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	(200,836)	—	(200,836)
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	22,792	—	22,792
6,619	3 Month LIBOR	EUR	4,975	3 Month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(36,286)	—	(36,286)
1,079	3 Month LIBOR	EUR	820	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(15,154)	—	(15,154)
254	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(13,048)	—	(13,048)
1,077	3 Month LIBOR	JPY	100,000	3 Month JPY LIBOR minus 28.00 bps	Citigroup Global Markets	10/05/14	105,771	—	105,771
1,622	3 Month LIBOR	JPY	158,135	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	86,844	—	86,844

	2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	83,802	—	83,802
	6,211	3 Month LIBOR	EUR	4,700	3 Month EURIBOR minus 29.75 bps	Deutsche Bank AG	12/31/15	(61,515)	—	(61,515)
	9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	89,155	—	89,155
	1,070	3 Month LIBOR	CHF	1,000	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(29,165)	—	(29,165)
	800	3 Month CHF LIBOR minus 13.30 bps	CHF	700	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	31,343	—	31,343
	1,800	3 Month LIBOR	EUR	1,350	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(6,453)	—	(6,453)
	3,211	3 Month LIBOR	EUR	2,420	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(26,126)	—	(26,126)
	2,618	3 Month LIBOR	EUR	2,000	3 Month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	04/16/15	(56,301)	—	(56,301)
	724	3 Month LIBOR	EUR	550	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(9,832)	—	(9,832)
	1,686	3 Month LIBOR	EUR	1,290	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	(27,426)	—	(27,426)
	2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	(284,388)	—	(284,388)
	1,305	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.25 bps	JPMorgan Chase	04/11/15	(32,421)	—	(32,421)
	1,246	3 Month LIBOR	EUR	950	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase	10/19/14	(25,111)	—	(25,111)
	127	3 Month LIBOR	EUR	100	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(6,696)	—	(6,696)
	1,061	3 Month LIBOR	JPY	105,000	3 Month JPY LIBOR minus 37.00 bps	JPMorgan Chase	04/11/15	41,407	—	41,407
	43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	(7,097)	(4,000)	(3,097)
	79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	(13,136)	(6,770)	(6,366)
	257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	60,601	(11,240)	71,841
	256	3 Month LIBOR plus 333 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	60,165	(10,063)	70,228
	123	3 Month LIBOR plus 398 bps	EUR	100	4.500%	JPMorgan Chase	11/30/15	(15,685)	(2,121)	(13,564)
	121	3 Month LIBOR plus 412 bps	EUR	100	4.500%	Citigroup Global Markets	11/30/15	(16,860)	(1,140)	(15,720)
	64	3 Month LIBOR plus 432 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	18,088	311	17,777
TRY	10,920	7.70%		5,672	3 Month LIBOR	Barclays Capital Group	07/22/18	(681,052)	—	(681,052)
TRY	11,530	7.71%		5,996	3 Month LIBOR	Barclays Capital Group	07/23/18	(724,610)	—	(724,610)

TRY 40,000	8.68%	19,498	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	740,702	—	740,702
TRY 59,000	8.69%	28,393	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	1,439,579	—	1,439,579

						$381,932	$(35,023)	$416,955

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at July 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
	100	02/11/15	0.267%	3 Month LIBOR(2)	$150	$16	$(134)
MXN	15,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	17	23,653	23,636
ZAR	117,200	02/24/16	7.200%	3 Month JIBAR(2)	14	107,333	107,319
ZAR	234,400	03/04/16	7.200%	3 Month JIBAR(2)	53	215,881	215,828
	80,000	08/01/16	0.743%	3 Month LIBOR(1)	350	(14,100)	(14,450)
	12,000	09/10/17	0.845%	3 Month LIBOR(1)	—	149,272	149,272
PLN	85,000	09/03/18	3.985%	6 Month WIBOR(2)	165	1,271,365	1,271,200
	244,240	11/30/18	1.625%	3 Month LIBOR(1)	(209,302)	1,396,163	1,605,465
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	80	266,048	265,968
EUR	13,800	08/01/19	0.346%	1 Day EUR OIS(1)	276	(793)	(1,069)
	136,750	09/24/20	2.301%	3 Month LIBOR(2)	970	1,164,299	1,163,329
	364,585	05/15/21	2.375%	3 Month LIBOR(1)	(3,154,226)	(1,087,266)	2,066,960
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	12	6,718	6,706
	7,000	12/12/22	1.675%	3 Month LIBOR(1)	—	455,021	455,021
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	—	1,019,063	1,019,063
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	245	(34,090)	(34,335)
	62,775	08/07/23	4.248%	3 Month LIBOR(2)	432	2,055,183	2,054,751
	27,465	08/08/23	4.283%	3 Month LIBOR(2)	274	940,304	940,030
	27,465	08/09/23	4.231%	3 Month LIBOR(2)	274	878,286	878,012
NZD	9,130	08/19/23	4.850%	3 Month NZD LIBOR(2)	180	67,209	67,029
EUR	10,800	08/26/23	2.216%	3 Month EURIBOR(1)	316	(1,215,802)	(1,216,118)
HUF	683,800	09/02/23	6.085%	6 Month BUBOR(2)	25	448,119	448,094
HUF	50,000	09/03/23	5.940%	6 Month BUBOR(2)	2	30,390	30,388
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	965	(2,501,460)	(2,502,425)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	25	(30,061)	(30,086)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	84	73,112	73,028
EUR	3,000	08/04/24	1.054%	1 Day EUR OIS(1)	230	(8,789)	(9,019)
AUD	6,500	03/07/29	4.743%	6 Month BBSW(2)	189	412,179	411,990
	17,000	08/15/39	2.980%	3 Month LIBOR(1)	—	854,282	854,282
	1,300	12/12/42	2.590%	3 Month LIBOR(1)	23	176,859	176,836

					$(3,358,177)	$7,118,394	$10,476,571

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	3,800	08/24/14	0.475%	3 Month LIBOR(1)	$(6,899)	$—	$(6,899)	Citigroup Global Markets
	9,700	12/03/14	0.376%	3 Month LIBOR(1)	(6,523)	—	(6,523)	Citigroup Global Markets
	8,000	01/03/15	0.385%	3 Month LIBOR(1)	(5,871)	—	(5,871)	Citigroup Global Markets
	5,000	08/24/15	0.573%	3 Month LIBOR(1)	(22,232)	—	(22,232)	Citigroup Global Markets
	13,000	12/03/15	0.450%	3 Month LIBOR(1)	(5,329)	—	(5,329)	Citigroup Global Markets
	3,985	12/03/15	0.450%	3 Month LIBOR(1)	(1,634)	—	(1,634)	Citigroup Global Markets
	2,000	04/08/16	2.520%	3 Month LIBOR(1)	(80,292)	—	(80,292)	Citigroup Global Markets
	2,000	04/27/16	2.313%	3 Month LIBOR(1)	(71,283)	—	(71,283)	Citigroup Global Markets
	1,000	05/18/16	2.040%	3 Month LIBOR(1)	(28,927)	—	(28,927)	Citigroup Global Markets
	2,000	06/30/16	1.821%	3 Month LIBOR(1)	(46,139)	—	(46,139)	Citigroup Global Markets
BRL	2,166	01/01/17	—	1 Day BZDIOVER(2)	(82,688)	—	(82,688)	Citigroup Global Markets
BRL	1,026	01/01/17	—	1 Day BZDIOVER(2)	(22,156)	—	(22,156)	Barclays Capital Group
BRL	73,728	01/01/17	—	1 Day BZDIOVER(2)	(420,641)	—	(420,641)	Hong Kong & Shanghai Bank
	24,900	02/28/17	0.687%	3 Month LIBOR(1)	140,909	—	140,909	Credit Suisse First Boston Corp.
NZD	130	03/26/17	3.810%	3 Month BBR(2)	122	—	122	Hong Kong & Shanghai Bank
	2,500	08/24/17	0.944%	3 Month LIBOR(1)	11,863	—	11,863	Citigroup Global Markets
	125,750	11/30/17	1.170%	3 Month LIBOR(1)	487,316	—	487,316	Credit Suisse First Boston Corp.
	5,000	12/03/17	0.759%	3 Month LIBOR(1)	91,787	—	91,787	Citigroup Global Markets
	19,100	01/02/18	0.839%	3 Month LIBOR(1)	337,921	—	337,921	Citigroup Global Markets
	3,500	01/07/18	0.863%	3 Month LIBOR(2)	(60,035)	—	(60,035)	Barclays Capital Group
	290	04/18/18	0.985%	6 Month LIBOR(1)	5,728	—	5,728	Barclays Capital Group
	3,000	04/22/18	0.865%	3 Month LIBOR(1)	61,971	—	61,971	JPMorgan Chase
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	508,137	—	508,137	Credit Suisse First Boston Corp.
ZAR	119,800	06/25/18	7.420%	3 Month JIBAR(2)	68,741	—	68,741	Barclays Capital Group
PLN	56,900	06/28/18	3.736%	6 Month WIBOR(2)	677,517	—	677,517	Citigroup Global Markets
NZD	3,380	08/12/18	4.143%	3 Month BBR(2)	12,805	—	12,805	Citigroup Global Markets
NZD	2,540	08/13/18	4.160%	3 Month BBR(2)	11,196	—	11,196	Citigroup Global Markets
NZD	2,540	08/13/18	4.218%	3 Month BBR(2)	16,328	—	16,328	Barclays Capital Group
	300	09/21/18	1.670%	3 Month LIBOR(1)	(2,108)	—	(2,108)	Goldman Sachs & Co.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	271,778	—	271,778	Deutsche Bank AG
COP	4,480,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	8,816	—	8,816	Deutsche Bank AG
ILS	94,400	11/20/18	2.163%	3 Month TELBOR(2)	1,214,104	—	1,214,104	Barclays Capital Group
COP	4,480,000	11/20/18	5.290%	1 Day COLIBOR OIS(2)	(147)	—	(147)	Deutsche Bank AG
	11,110	08/15/19	1.231%	3 Month LIBOR(1)	303,940	—	303,940	Credit Suisse First Boston Corp.
	6,620	11/15/19	1.334%	3 Month LIBOR(1)	196,525	—	196,525	Citigroup Global Markets
	23,800	01/24/20	1.348%	3 Month LIBOR(1)	820,633	—	820,633	Credit Suisse First Boston Corp.
	50,000	02/25/20	1.478%	3 Month LIBOR(1)	1,173,542	—	1,173,542	Bank of America
	112,850	05/15/20	1.762%	3 Month LIBOR(1)	1,590,859	—	1,590,859	Citigroup Global Markets
BRL	20,873	01/01/21	—	1 Day BZDIOVER(2)	644,043	—	644,043	Deutsche Bank AG
	2,000	04/05/21	1.619%	3 Month LIBOR(1)	69,392	—	69,392	Citigroup Global Markets
	1,000	04/19/21	3.514%	3 Month LIBOR(1)	(90,179)	—	(90,179)	Citigroup Global Markets
	1,000	06/30/21	3.078%	3 Month LIBOR(1)	(54,265)	—	(54,265)	Citigroup Global Markets
	700	09/08/21	2.150%	3 Month LIBOR(2)	(2,289)	—	(2,289)	Citigroup Global Markets
	2,000	01/13/22	1.781%	3 Month LIBOR(1)	82,018	—	82,018	Barclays Capital Group
	2,400	08/24/22	1.855%	3 Month LIBOR(1)	92,084	—	92,084	Citigroup Global Markets
NZD	230	09/25/22	3.790%	3 Month BBR(2)	(9,843)	—	(9,843)	Citigroup Global Markets

	15,900	12/03/22	1.661%	3 Month LIBOR(1)	1,002,301	—	1,002,301	Citigroup Global Markets
	3,000	01/02/23	1.773%	3 Month LIBOR(1)	170,279	—	170,279	Citigroup Global Markets
	1,400	02/08/23	2.050%	3 Month LIBOR(1)	39,718	—	39,718	JPMorgan Chase
MXN	164,100	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(858,997)	—	(858,997)	Barclays Capital Group
RUB	150,000	05/17/23	7.250%	3 Month MosPrime(2)	(585,381)	—	(585,381)	Credit Suisse First Boston Corp.
	2,600	05/20/23	1.997%	3 Month LIBOR(1)	109,700	—	109,700	Credit Suisse First Boston Corp.
RUB	150,000	05/20/23	7.250%	3 Month MosPrime(2)	(587,932)	—	(587,932)	Credit Suisse First Boston Corp.
NZD	3,435	08/12/23	4.648%	3 Month BBR(2)	27,679	—	27,679	Citigroup Global Markets
NZD	2,495	08/13/23	4.668%	3 Month BBR(2)	23,383	—	23,383	Citigroup Global Markets
NZD	2,495	08/13/23	4.730%	3 Month BBR(2)	33,691	—	33,691	Barclays Capital Group
MXN	98,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(2)	243,262	—	243,262	Deutsche Bank AG
MXN	6,100	10/20/23	6.550%	28 Day Mexican Interbank Rate(2)	14,038	—	14,038	Citigroup Global Markets
CLP	910,000	02/27/24	5.240%	6 Month CLICP(2)	92,433	—	92,433	Barclays Capital Group
	4,420	07/15/24	2.883%	3 Month LIBOR(2)	676	—	676	Bank of America
	15,460	07/15/24	2.890%	3 Month LIBOR(2)	7,307	—	7,307	JPMorgan Chase
	2,500	12/03/27	2.170%	3 Month LIBOR(1)	216,303	—	216,303	Citigroup Global Markets
EUR	360	12/13/27	2.065%	3 Month EURIBOR(1)	(28,346)	—	(28,346)	Barclays Capital Group
	460	12/13/27	2.200%	3 Month LIBOR(2)	(38,599)	—	(38,599)	Barclays Capital Group
AUD	360	12/19/32	4.423%	6 Month BBSW(2)	6,848	—	6,848	Barclays Capital Group
AUD	450	12/20/32	4.420%	6 Month BBSW(2)	8,254	—	8,254	Citigroup Global Markets
	500	01/07/33	2.676%	3 Month LIBOR(1)	34,517	—	34,517	Citigroup Global Markets
	5,000	01/24/33	2.650%	3 Month LIBOR(1)	371,214	—	371,214	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	87,372	—	87,372	Hong Kong & Shanghai Bank
	31,925	08/15/39	3.154%	3 Month LIBOR(1)	160,442	—	160,442	Citigroup Global Markets
	130	02/16/42	2.766%	3 Month LIBOR(2)	(11,087)	—	(11,087)	Citigroup Global Markets
	170	02/21/42	2.800%	3 Month LIBOR(2)	(13,448)	—	(13,448)	Citigroup Global Markets
	700	08/24/42	2.620%	3 Month LIBOR(1)	81,400	—	81,400	Citigroup Global Markets
	4,765	10/11/42	2.708%	3 Month LIBOR(1)	489,475	—	489,475	Bank of Nova Scotia
	1,400	12/03/42	2.561%	3 Month LIBOR(1)	190,362	—	190,362	Citigroup Global Markets
	2,800	01/02/43	2.715%	3 Month LIBOR(1)	302,792	—	302,792	Citigroup Global Markets
	2,000	01/24/43	2.831%	3 Month LIBOR(1)	174,368	—	174,368	Barclays Capital Group

					$9,644,619	$—	$9,644,619

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2014	Unrealized Depreciation(5)
Exchange-traded credit default swaps on credit indices—Buy Protection(1)
CDX.NA.IG.22.V1	06/20/19	1.000%	70,000	$(1,070,178)	$(1,169,900)	$(99,722)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2014	Unrealized Depreciation(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.17.V6	12/20/16	5.000%	76,000	$6,122,777	$4,982,755	$(1,140,022)
CDX.NA.HY.18.V3	06/20/17	5.000%	14,700	1,351,798	1,083,779	(268,019)

				$7,474,575	$6,066,534	$(1,408,041)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V6	12/20/16	5.000%	6,175	$449,151	$282,163	$166,988	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	8,788	639,177	379,572	259,605	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	3,325	241,851	139,465	102,386	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V6	12/20/16	5.000%	5,463	397,326	239,364	157,962	Deutsche Bank AG
CDX.NA.HY.18.V3	06/20/17	5.000%	980	79,069	(76,495)	155,564	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	2,940	237,209	(78,808)	316,017	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	1,960	158,139	(40,289)	198,428	Goldman Sachs & Co.

				$2,201,922	$844,972	$1,356,950

Cash of $4,613,219 and U.S. Treasury Note with a market value of $7,162,532 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at July 31, 2014.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2014
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$2,466,105	$—
Collateralized Loan Obligations	—	237,564,116	47,501,025
Non-Residential Mortgage-Backed Securities	—	31,643,993	—
Residential Mortgage-Backed Securities	—	199,884,203	—
Bank Loans	—	104,940,693	4,031,133
Commercial Mortgage-Backed Securities	—	351,915,837	7,177,934
Corporate Bonds	—	1,047,461,695	5,005,628
Covered Bonds	—	5,018,079	—
Mortgage-Backed Securities	—	4,051,531	—
Municipal Bonds	—	18,238,824	—
Non-Corporate Foreign Agencies	—	53,955,918	—
Sovereign Bonds	—	225,210,789	972,148
U.S. Government Agency Obligations	—	1,517,147	—
U.S. Treasury Obligations	—	9,432,459	—
Affiliated Money Market Mutual Fund	142,588,589	—	—
Option Purchased	—	1,426,568	—
Other Financial Instruments*
Futures Contracts	483,241	—	—
Forward Foreign Currency Exchange Contracts	—	706,449	—
Forward Rate Agreements	—	—	8,866
Currency Swap Agreements	—	416,955	—
Interest Rate Swap Agreements	—	20,121,190	—
Credit Default Swap Agreements	—	(150,813)	—

Total	$143,071,830	$2,315,821,738	$64,696,734

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds	Forward Rate Agreements	Sovereigns
Balance as of 10/31/13	$22,061,118	$8,775,211	$10,506,000	$7,235,184	$—	$925,455
Realized gain (loss)	—	(14)	—
Change in unrealized appreciation (depreciation)**	—	171,693	7,447	(3,062,813)	8,866	17,008
Purchases	47,501,025		7,170,487	1,057,966	—	—
Sales	—	(4,938,683)	—	(221,947)	—
Accrued discount/premium	—	10,052	—	(2,762)	—	29,685
Transfer into Level 3	—	3,508,750	—	—	—	—
Transfer out of Level 3	(22,061,118)	(3,495,876)	(10,506,000)	—

Balance as of 7/31/14	$47,501,025	$4,031,133	$7,177,934	$5,005,628	$8,866	$972,148

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which, 230,526 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, 3 Asset-Backed Securities, 3 Bank Loans and 1 Commercial Mortgage-Backed Security transferred out of Level 3 as a result of being valued by an independent pricing vendor and 1 Bank Loan transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential International Real Estate Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 96.1%
Australia — 13.3%
CFS Retail Property Trust Group, REIT	121,800	$244,122
Charter Hall Retail, REIT	24,400	90,369
Dexus Property Group, REIT	282,500	310,386
Federation Centres, REIT	64,600	153,575
Goodman Group, REIT	78,365	384,180
GPT Group, REIT	104,725	394,285
Investa Office Fund, REIT	60,850	200,304
Mirvac Group, REIT	198,100	331,385
Scentre Group, REIT*	150,380	475,143
Stockland, REIT	49,125	184,010
Westfield Corp., REIT	120,675	838,831

		3,606,590

Austria — 0.7%
CA Immobilien Anlagen AG*	9,742	194,587

Brazil — 0.5%
BR Malls Participacoes SA	6,073	52,760
Multiplan Empreendimentos Imobiliarios SA	3,162	75,233

		127,993

Canada — 7.0%
Boardwalk Real Estate Investment Trust, REIT	10,777	641,470
Brookfield Canada Office Properties, REIT	4,463	111,539
Canadian Apartment Properties, REIT	17,259	364,064
Chartwell Retirement Residences, REIT	24,812	245,765
RioCan Real Estate Investment Trust, REIT	21,579	535,937

		1,898,775

Finland — 0.3%
Sponda Oyj	15,086	77,506

France — 6.7%
Fonciere des Regions, REIT	2,069	207,759
ICADE, REIT	1,484	143,253
Klepierre, REIT	5,106	241,546
Unibail-Rodamco SE, REIT	4,556	1,222,991

		1,815,549

Germany — 3.3%
Alstria Office REIT-AG, REIT*	11,148	147,605
Deutsche Annington Immobilien SE	4,203	128,938
Deutsche Wohnen AG	9,700	209,881
DO Deutsche Office AG*	9,410	42,463
GAGFAH SA*	8,414	147,471
LEG Immobilien AG*	3,241	227,321

		903,679

Hong Kong — 16.5%
Hang Lung Properties Ltd.	42,000	129,711
Henderson Land Development Co. Ltd.	87,890	557,497
Hongkong Land Holdings Ltd.	59,000	404,150
Hysan Development Co. Ltd.	12,000	57,442
Link REIT (The), REIT	103,000	584,376
Shimao Property Holdings Ltd.	80,000	183,939
Sino Land Co. Ltd.	248,400	427,353
Sun Hung Kai Properties Ltd.	90,000	1,366,135
Swire Properties Ltd.	11,000	35,861

Wharf Holdings Ltd. (The)	92,000	733,239

		4,479,703

Ireland — 0.6%
Green REIT PLC, REIT*	59,067	99,658
Hibernia REIT PLC, REIT*	48,736	68,849

		168,507

Japan — 26.3%
Activia Properties, Inc., REIT	31	275,765
AEON Mall Co. Ltd.	8,350	195,670
AEON REIT Investment Corp., REIT	155	203,723
Daiwa House Industry Co. Ltd.	16,000	324,787
Daiwa House REIT Investment Corp., REIT	9	39,777
GLP J-REIT, REIT	114	127,069
Hulic Co. Ltd.	9,000	105,999
Hulic REIT, Inc., REIT*	25	42,907
Industrial & Infrastructure Fund Investment Corp., REIT	2	17,518
Japan Excellent, Inc., REIT	111	148,366
Japan Logistics Fund, Inc., REIT	19	43,481
Japan Real Estate Investment Corp., REIT	46	258,563
Japan Retail Fund Investment Corp., REIT	80	176,288
Kenedix Office Investment Corp., REIT	29	157,486
Mitsubishi Estate Co. Ltd.	52,000	1,271,560
Mitsui Fudosan Co. Ltd.	45,000	1,486,072
Nippon Building Fund, Inc., REIT	59	331,239
Nippon Prologis REIT, Inc., REIT	11	25,586
Nomura Real Estate Holdings, Inc.	2,400	44,592
Nomura Real Estate Master Fund, Inc., REIT	153	185,001
NTT Urban Development Corp.	4,000	43,578
ORIX JREIT, Inc., REIT	102	140,301
Sumitomo Realty & Development Co. Ltd.	24,000	990,918
Tokyo Tatemono Co. Ltd.	28,000	239,143
Tokyu Fudosan Holdings Corp.	14,000	106,187
United Urban Investment Corp., REIT	93	149,345

		7,130,921

Netherlands — 1.8%
Corio NV, REIT	2,361	125,431
Eurocommercial Properties NV	3,659	182,812
Wereldhave NV, REIT	2,050	182,466

		490,709

Singapore — 7.3%
Ascendas Real Estate Investment Trust, REIT	130,000	242,561
Cache Logistics Trust, REIT	172,000	165,873
CapitaLand Ltd.	122,000	336,195
CapitaMall Trust, REIT	99,000	155,983
CapitaRetail China Trust, REIT	68,000	92,850
Keppel REIT, REIT	190,250	193,523
Mapletree Commercial Trust, REIT	264,000	295,755
Mapletree Industrial Trust, REIT	99,880	112,259
Suntec Real Estate Investment Trust, REIT	266,000	381,165

		1,976,164

Sweden — 1.4%
Atrium Ljungberg AB (Class B Stock)	5,077	80,296
Fabege AB	12,265	167,785
Hufvudstaden AB (Class A Stock)	9,800	134,319

		382,400

Switzerland — 0.8%
PSP Swiss Property AG*	2,301	203,424

United Kingdom — 9.6%
Atrium European Real Estate Ltd.*	15,617	87,202
Big Yellow Group PLC, REIT	13,833	117,122
British Land Co. PLC, REIT	54,307	642,497

Great Portland Estates PLC, REIT	23,574	253,455
Hammerson PLC, REIT	42,885	433,651
Land Securities Group PLC, REIT	40,671	713,546
SEGRO PLC, REIT	49,831	300,149
Shaftesbury PLC, REIT	2,596	29,563
Tritax Big Box REIT PLC, REIT	15,523	27,321

		2,604,506

TOTAL COMMON STOCKS (cost $21,791,374)		26,061,013

PREFERRED STOCK — 0.1%
Sweden
Klovern AB (PRFC) (cost $10,736)	495	12,127

	Units
WARRANTS* — 0.1%
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	9,750	24,507

TOTAL LONG-TERM INVESTMENTS (cost $21,802,110)		26,097,647

	Shares
SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $986,709)(a)	986,709	986,709

TOTAL INVESTMENTS — 99.9% (cost $22,788,819)(b)		27,084,356
Other assets in excess of liabilities — 0.1%		34,859

NET ASSETS — 100.0%		$27,119,215

The following abbreviations are used in the portfolio descriptions:

PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$23,500,073

Appreciation	3,652,638
Depreciation	(68,355)

Net Unrealized Appreciation	$3,584,283

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$1,313,974	$2,292,616	$—
Austria	—	194,587	—
Brazil	127,993	—	—
Canada	1,898,775	—	—
Finland	—	77,506	—
France	351,012	1,464,537	—
Germany	546,327	357,352	—
Hong Kong	404,150	4,075,553	—
Ireland	168,507	—	—
Japan	203,723	6,927,198	—
Netherlands	—	490,709	—
Singapore	—	1,976,164	—
Sweden	80,296	302,104	—
Switzerland	—	203,424	—
United Kingdom	231,645	2,372,861	—
Preferred Stock
Sweden	12,127	—	—
Warrants
Hong Kong	24,507	—	—
Affiliated Money Market Mutual Fund	986,709	—	—

Total	$6,349,745	$20,734,611	$—

Fair Value of Level 2 investments at 10/31/13 was $18,828,553. Such fair values are used to reflect the impact of market movements between the time at which the Fund values its securities and the earlier closing of foreign markets. An amount of $361,306 was transferred from Level 2 into Level 1 at 07/31/14 as a result of using quoted prices in active markets for such foreign securities.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2014 was as follows:

Diversified Real Estate Activities	28.2%
Retail REITs	22.3
Diversified REITs	15.6
Real Estate Operating Companies	10.0
Office REITs	7.5
Industrial REITs	5.4
Residential REITs	3.7
Affiliated Money Market Mutual Fund	3.6
Real Estate Development	2.3
Health Care REITs	0.9
Specialized REITs	0.4

99.9
Other assets in excess of liabilities	0.1

100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
CONSUMER DISCRETIONARY — 10.8%
Diversified Consumer Services — 0.1%
DeVry Education Group, Inc.	3,200	$127,904

Hotels, Restaurants & Leisure — 1.3%
Jack in the Box, Inc.	3,600	205,884
Marriott Vacations Worldwide Corp.*	1,700	97,835
McDonald’s Corp.	15,500	1,465,680
Sonic Corp.*(a)	4,200	86,730
Wyndham Worldwide Corp.	4,500	339,975

		2,196,104

Household Durables — 0.7%
Whirlpool Corp.	8,200	1,169,648

Leisure Products — 0.7%
Polaris Industries, Inc.	8,000	1,180,320

Media — 3.4%
Comcast Corp. (Class A Stock)	15,600	838,188
DIRECTV*	3,300	283,965
Time Warner, Inc.	15,300	1,270,206
Twenty-First Century Fox, Inc. (Class A Stock)	51,100	1,618,848
Viacom, Inc. (Class B Stock)	15,500	1,281,385
Walt Disney Co. (The)	3,460	297,145

		5,589,737

Multiline Retail — 0.6%
Macy’s, Inc.	18,100	1,045,999

Specialty Retail — 3.1%
Aaron’s, Inc.	6,400	168,832
Best Buy Co., Inc.	34,200	1,016,766
Finish Line, Inc. (The) (Class A Stock)	4,600	120,934
Foot Locker, Inc.	15,600	741,468
Gap, Inc. (The)	13,900	557,529
Murphy USA, Inc.*	2,100	103,782
Ross Stores, Inc.	15,300	985,320
TJX Cos., Inc. (The)	24,900	1,326,921

		5,021,552

Textiles, Apparel & Luxury Goods — 0.9%
Michael Kors Holdings Ltd.*	12,000	977,760
NIKE, Inc. (Class B Stock)	6,000	462,780

		1,440,540

CONSUMER STAPLES — 7.8%
Beverages — 1.7%
Coca-Cola Co. (The)	33,100	1,300,499
PepsiCo, Inc.	16,194	1,426,691

		2,727,190

Food & Staples Retailing — 2.9%
CVS Caremark Corp.	26,700	2,038,812
Kroger Co. (The)	17,000	832,660
Wal-Mart Stores, Inc.	26,470	1,947,663

		4,819,135

Food Products — 1.5%
Archer-Daniels-Midland Co.	15,038	697,763
Cal-Maine Foods, Inc.	2,100	149,520
Kellogg Co.	4,000	239,320
Pilgrim’s Pride Corp.*	6,700	187,332
Sanderson Farms, Inc.	2,200	200,398
Tyson Foods, Inc. (Class A Stock)	28,400	1,056,764

		2,531,097

Household Products — 0.6%
Kimberly-Clark Corp.	3,100	321,997
Procter & Gamble Co. (The)	8,564	662,169

		984,166

Personal Products — 0.1%
Nu Skin Enterprises, Inc. (Class A Stock)	3,100	181,939

Tobacco — 1.0%
Altria Group, Inc.	19,000	771,400
Philip Morris International, Inc.	9,000	738,090
Reynolds American, Inc.	2,000	111,700

		1,621,190

ENERGY — 11.8%
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	15,800	1,086,566
Helmerich & Payne, Inc.	8,300	881,958
RPC, Inc.	21,500	483,750
Schlumberger Ltd.	4,000	433,560

		2,885,834

Oil, Gas & Consumable Fuels — 10.0%
Apache Corp.	2,900	297,714
Chesapeake Energy Corp.	21,800	574,866
Chevron Corp.	11,184	1,445,420
Clayton Williams Energy, Inc.*	500	53,205
ConocoPhillips	22,000	1,815,000
Energy XXI (Bermuda) Ltd.	2,800	55,888
EOG Resources, Inc.	13,000	1,422,720
EQT Corp.	3,300	309,606
Exxon Mobil Corp.	50,274	4,974,110
Hess Corp.	5,400	534,492
Marathon Oil Corp.	27,700	1,073,375
Marathon Petroleum Corp.	14,450	1,206,286
Noble Energy, Inc.	1,500	99,735
Occidental Petroleum Corp.	1,400	136,794
Phillips 66	17,250	1,399,147
SM Energy Co.	2,300	180,642
Tesoro Corp.	9,800	603,092
Valero Energy Corp.	5,700	289,560

		16,471,652

FINANCIALS — 14.4%
Banks — 5.5%
Bank of America Corp.	50,768	774,212
Citigroup, Inc.	2,770	135,481
First Niagara Financial Group, Inc.	28,000	240,800
Fulton Financial Corp.	12,700	144,018
JPMorgan Chase & Co.	54,000	3,114,180
Popular, Inc. (Puerto Rico)*	6,000	191,400
Regions Financial Corp.	58,300	591,162
U.S. Bancorp	8,391	352,674
Wells Fargo & Co.	69,264	3,525,537

		9,069,464

Capital Markets — 3.6%
BlackRock, Inc.	4,800	1,462,704
Eaton Vance Corp.	3,700	129,981
Franklin Resources, Inc.	18,400	996,360
Goldman Sachs Group, Inc. (The)	10,500	1,815,135
Janus Capital Group, Inc.(a)	15,500	176,545
Lazard Ltd. (Class A Stock)	1,100	57,530
Piper Jaffray Cos.*	1,600	82,560
Raymond James Financial, Inc.	1,300	66,235
SEI Investments Co.	2,000	71,640
State Street Corp.	4,400	309,936
T. Rowe Price Group, Inc.	7,800	605,748
Waddell & Reed Financial, Inc. (Class A Stock)	2,700	142,533

		5,916,907

Consumer Finance — 1.2%
Discover Financial Services	24,200	1,477,652
Nelnet, Inc. (Class A Stock)	12,600	519,498

		1,997,150

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	9,400	1,179,042

Insurance — 2.6%
Aflac, Inc.	10,200	609,348
American Financial Group, Inc.	5,300	296,747
Assured Guaranty Ltd.	18,500	412,920
MetLife, Inc.	17,000	894,200
Symetra Financial Corp.	2,200	50,160
Travelers Cos., Inc. (The)	10,000	895,600
Unum Group	24,000	823,920
XL Group PLC (Ireland)	8,500	274,040

		4,256,935

Real Estate Investment Trusts (REITs) — 0.7%
AG Mortgage Investment Trust, Inc.	4,500	82,530
American Campus Communities, Inc.	3,500	136,220
Apollo Residential Mortgage, Inc.	4,700	76,610
Chambers Street Properties	18,400	143,152
Franklin Street Properties Corp.	5,900	71,626
Hospitality Properties Trust	18,100	517,117
Invesco Mortgage Capital, Inc.	8,300	140,934

		1,168,189

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	1,600	197,920

HEALTH CARE — 14.7%
Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	2,100	333,879
Amgen, Inc.	16,400	2,089,196
Biogen Idec, Inc.*	5,700	1,906,023
Celgene Corp.*	21,800	1,899,870
Gilead Sciences, Inc.*	5,200	476,060

		6,705,028

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	31,900	1,343,628

Boston Scientific Corp.*	5,300	67,734
Covidien PLC	18,000	1,557,180

		2,968,542

Health Care Providers & Services — 3.1%
Aetna, Inc.	17,300	1,341,269
Cigna Corp.	5,500	495,220
Express Scripts Holding Co.*	5,300	369,145
UnitedHealth Group, Inc.	21,300	1,726,365
WellPoint, Inc.	10,400	1,142,024

		5,074,023

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	11,500	1,397,250

Pharmaceuticals — 4.9%
AbbVie, Inc.	7,300	382,082
Allergan, Inc.	7,600	1,260,536
Bristol-Myers Squibb Co.	5,700	288,534
Eli Lilly & Co.	4,700	286,982
Jazz Pharmaceuticals PLC*	1,200	167,676
Johnson & Johnson	21,599	2,161,844
Merck & Co., Inc.	12,300	697,902
Pfizer, Inc.	99,134	2,845,146

		8,090,702

INDUSTRIALS — 11.5%
Aerospace & Defense — 3.3%
Alliant Techsystems, Inc.	3,700	480,741
General Dynamics Corp.	13,300	1,553,041
Huntington Ingalls Industries, Inc.	1,000	90,920
L-3 Communications Holdings, Inc.	2,500	262,400
Lockheed Martin Corp.	3,200	534,304
Northrop Grumman Corp.	10,400	1,282,008
Raytheon Co.	13,000	1,180,010

		5,383,424

Air Freight & Logistics — 0.6%
FedEx Corp.	6,700	984,096

Airlines — 0.7%
Copa Holdings SA (Panama) (Class A Stock)	1,800	273,366
Southwest Airlines Co.	21,600	610,848
Spirit Airlines, Inc.*	3,400	222,428

		1,106,642

Building Products — 0.2%
A.O. Smith Corp.	3,300	154,110
Allegion PLC	2,700	138,861
Patrick Industries, Inc.*	500	20,825

		313,796

Electrical Equipment — 0.7%
AMETEK, Inc.	5,300	258,057
Emerson Electric Co.	13,400	852,910

		1,110,967

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	1,500	120,030
General Electric Co.	102,800	2,585,420

		2,705,450

Machinery — 2.4%
Deere & Co.(a)	14,200	1,208,562
Hyster-Yale Materials Handling, Inc.	1,000	80,100
Illinois Tool Works, Inc.	11,600	955,492
Oshkosh Corp.	19,400	896,668
Parker Hannifin Corp.	6,800	781,660
Toro Co. (The)	2,300	136,459

		4,058,941

Road & Rail — 2.0%
AMERCO	700	184,212
CSX Corp.	19,900	595,408
Norfolk Southern Corp.	5,200	528,632
Union Pacific Corp.	20,800	2,044,848

		3,353,100

INFORMATION TECHNOLOGY — 20.7%
Communications Equipment — 2.5%
Cisco Systems, Inc.	85,650	2,160,950
QUALCOMM, Inc.	27,200	2,004,640

		4,165,590

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc. (Class A Stock)*	5,400	154,980

Internet Software & Services — 4.0%
Akamai Technologies, Inc.*	20,700	1,221,714
Facebook, Inc. (Class A Stock)*	29,700	2,157,705
Google, Inc. (Class A Stock)*	2,670	1,547,398
Google, Inc. (Class C Stock)*	2,970	1,697,652

		6,624,469

IT Services — 2.3%
DST Systems, Inc.	600	54,042
International Business Machines Corp.	7,470	1,431,775
MasterCard, Inc. (Class A Stock)	9,800	726,670
Visa, Inc. (Class A Stock)(a)	7,400	1,561,474

		3,773,961

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	43,900	1,487,771
Marvell Technology Group Ltd.	45,700	609,638
Skyworks Solutions, Inc.	2,300	116,748
Texas Instruments, Inc.	19,400	897,250

		3,111,407

Software — 4.1%
CA, Inc.	11,600	335,008
Intuit, Inc.	12,100	991,837
Manhattan Associates, Inc.*	6,800	199,648
Microsoft Corp.	51,800	2,235,688
Oracle Corp.	61,800	2,496,102
Symantec Corp.	23,100	546,546

		6,804,829

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	65,520	6,261,746
EMC Corp.	44,900	1,315,570
Hewlett-Packard Co.	53,700	1,912,257

		9,489,573

MATERIALS — 4.3%
Chemicals — 3.2%
Cabot Corp.	3,400	178,126
Dow Chemical Co. (The)	20,700	1,057,149
Eastman Chemical Co.	6,200	488,436
LyondellBasell Industries NV (Class A Stock)	15,600	1,657,500
PPG Industries, Inc.	3,200	634,752
Sherwin-Williams Co. (The)	400	82,492
Westlake Chemical Corp.	13,400	1,171,026

		5,269,481

Metals & Mining — 1.1%
Alcoa, Inc.	72,900	1,194,831
Compass Minerals International, Inc.	4,600	395,692
Globe Specialty Metals, Inc.	8,600	163,658
Southern Copper Corp.	1,900	62,434

		1,816,615

TELECOMMUNICATIONS SERVICES — 1.1%
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	14,768	525,593
Inteliquent, Inc.	4,800	50,928
Verizon Communications, Inc.	24,000	1,210,080

		1,786,601

UTILITIES — 1.9%
Electric Utilities — 1.0%
Duke Energy Corp.	4,100	295,733
Entergy Corp.	12,800	932,224
PPL Corp.	12,800	422,272

		1,650,229

Gas Utilities — 0.4%
AGL Resources, Inc.	13,500	697,140

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	31,500	460,215

Multi-Utilities — 0.2%
Dominion Resources, Inc.	900	60,876
Public Service Enterprise Group, Inc.	6,900	242,673

		303,549

TOTAL LONG-TERM INVESTMENTS (cost $102,357,050)		163,140,214

SHORT-TERM INVESTMENTS — 2.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,658,418; includes $2,918,792 of cash collateral for securities on loan)(b)(c)	4,658,418	4,658,418

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.030%, 09/18/14 (cost $199,993)(d)(e)	200	199,996

TOTAL SHORT-TERM INVESTMENTS (cost $4,858,411)		4,858,414

TOTAL INVESTMENTS — 101.9% (cost $107,215,461)(f)	167,998,628
Liabilities in excess of other assets(g) — (1.9)%	(3,178,481)

NET ASSETS — 100.0%	$164,820,147

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,829,166; cash collateral of $2,918,792 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$107,305,117

Appreciation	61,425,911
Depreciation	(732,400)

Net Unrealized Appreciation	$60,693,511

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2014	Unrealized Depreciation(1)
	Long Position:
20	S&P 500 E-Mini	Sep. 2014	$1,933,507	$1,924,800	$(8,707)

A U.S. Treasury obligation with a market value of $199,996 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at July 31, 2014.

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$17,771,804	$—	$—
Consumer Staples	12,864,717	—	—
Energy	19,357,486	—	—
Financials	23,785,607	—	—
Health Care	24,235,545	—	—
Industrials	19,016,416	—	—
Information Technology	34,124,809	—	—
Materials	7,086,096	—	—
Telecommunications Services	1,786,601	—	—
Utilities	3,111,133	—	—

Affiliated Money Market Mutual Fund	4,658,418	—	—
U.S. Treasury Obligation	—	199,996	—
Other Financial Instruments*
Futures Contracts	(8,707)	—	—

Total	$167,789,925	$199,996	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    September 19, 2014

*	Print the name and title of each signing officer under his or her signature.